UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY	10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

SEMI-ANNUAL REPORT

APRIL 30, 2015

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust

Third Avenue Value Fund

Industry Diversification

(Unaudited)

The summary of the Fund’s investments as of April 30, 2015 is as follows:

Oil & Gas Production & Services
Diversified Holding Companies
Banks
Insurance & Reinsurance
Asset Management
Automotive
Manufactured Housing
Forest Products & Paper
Consumer Products
Utilities
Steel & Specialty Steel
Agricultural Equipment
Software
Telecommunications
Media & Entertainment
Materials
Semiconductor & Related
Senior Housing
Other
Cash and Equivalents (Net)
Industry
0
5
10
15
% of Net Assets

The accompanying notes are an integral part of the financial statements.

1

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments

at April 30, 2015 (Unaudited)

Principal		Value
Amount ($)	Security†	(Note 1)

Corporate Bonds & Notes - 1.57%
	Consumer Products - 0.84%
22,150,228	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17 (b)(c)(d)(e)	$16,572,801
	Oil & Gas Production & Services - 0.73%
17,665,000	BreitBurn Energy Partners L.P./ BreitBurn Finance Corp., 7.875%, due 4/15/22.	14,573,625
	Total Corporate Bonds & Notes (Cost $34,666,856)	31,146,426
Claims - 0.40%
	Securities Brokerage - 0.40%
63,101,500	Lehman Brothers Holdings, Inc., SIPA Claims (a)	7,887,688
	Total Claims (Cost $9,465,225)	7,887,688

Shares
Common Stocks & Warrants - 93.00%
	Agricultural Equipment - 3.06%
1,178,413	AGCO Corp.	60,700,054
	Asset Management - 7.15%
2,424,813	Bank of New York Mellon Corp. (The)	102,666,582
727,904	Brookfield Asset Management, Inc., Class A (Canada)	39,197,630
		141,864,212
	Automotive - 6.40%
293,083	Cie Generale des Etablissements Michelin (France)	32,800,259
1,596,400	General Motors Co.	55,969,784
667,793	Toyota Industries Corp. (Japan)	38,143,620
		126,913,663
	Banks - 8.88%
2,152,249	Comerica, Inc.	102,038,125
2,086,998	KeyCorp	30,157,121
479,200	PNC Financial Services Group, Inc. (The)	43,957,016
		176,152,262
	Consumer Products - 2.98%
526,368	Home Products International, Inc. (a)(b)(c)(d)	—
3,672,276	Kingfisher PLC (United Kingdom)	19,802,455
1,479,930	Masco Corp.	39,203,346
		59,005,801
	Diversified Holding Companies - 10.67%
3,990,000	CK Hutchison Holdings, Ltd. (Hong Kong)	86,744,167
760,880	Investor AB, Class B (Sweden)	31,062,103
104,719,880	Lai Sun Garment International, Ltd. (Hong Kong) (c)	17,699,782
561,726	Pargesa Holding S.A. (Switzerland)	41,093,091
6,203,000	Wheelock & Co., Ltd. (Hong Kong)	35,054,467
		211,653,610
		Value
Shares	Security†	(Note 1)

	Financial Insurance - 0.01%
37	Manifold Capital LLC (a)(b)(c)(d)	$285,000
	Forest Products & Paper - 3.92%
2,466,390	Weyerhaeuser Co. (f)	77,715,949
	Industrials - 1.05%
165,180	Valmont Industries, Inc.	20,815,984
	Insurance & Reinsurance - 7.16%
90,673	Alleghany Corp. (a)	42,935,479
1,051,888	Loews Corp.	43,800,616
81,699	White Mountains Insurance Group, Ltd. (Bermuda)	55,226,073
		141,962,168
	Manufactured Housing - 4.70%
1,422,725	Cavco Industries, Inc. (a)(c)	93,288,078
	Materials - 2.81%
2,808,500	Canfor Corp. (Canada) (a)	55,657,882
	Media & Entertainment - 2.89%
923,300	CBS Corp., Class B, Non Voting Shares	57,364,629
	Non-U.S. Real Estate Operating Companies - 1.57%
5,853,000	Hang Lung Group, Ltd. (Hong Kong)	31,037,578
	Oil & Gas Production & Services - 11.06%
1,061,000	Apache Corp.	72,572,400
1,113,206	Devon Energy Corp.	75,931,781
1,299,649	Total S.A. (France)	70,754,760
		219,258,941
	Semiconductor & Related - 2.33%
2,082,168	NVIDIA Corp.	46,213,719
	Senior Housing - 1.78%
972,500	Brookdale Senior Living, Inc. (a)	35,233,675
	Software - 2.92%
2,322,155	Symantec Corp.	57,879,713
	Steel & Specialty Steel - 3.52%
1,180,432	POSCO, ADR (South Korea)	69,739,923
	Telecommunications - 2.92%
16,353,677	Vodafone Group PLC (United Kingdom)	57,874,349
	U.S. Real Estate Operating Companies - 1.53%
1,221,894	Tejon Ranch Co. (a)(c)	30,180,782
200,255	Tejon Ranch Co., Warrants, expire 8/31/16 (a)(c)	117,820
		30,298,602
	Utilities - 3.69%
3,606,707	Covanta Holding Corp.	73,180,085
	Total Common Stocks & Warrants (Cost $1,574,893,243)	1,844,095,877

The accompanying notes are an integral part of the financial statements.

2

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments (continued)

at April 30, 2015 (Unaudited)

Investment		Value
Amount ($)	Security†	(Note 1)

Limited Partnerships - 0.00%#
	Insurance & Reinsurance - 0.00%#
1,805,000	Insurance Partners II Equity Fund, L.P. (a)(b)	$68,330
	Total Limited Partnerships (Cost $0)	68,330
	Total Investment Portfolio - 94.97% (Cost $1,619,025,324)	1,883,198,321
	Other Assets less Liabilities - 5.03%	99,683,297
	NET ASSETS - 100.00%	$1,982,881,618

Notes:

ADR: American Depositary Receipt.

SIPA: Securities Investor Protection Act of 1970.

(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security subject to restrictions on resale.

Shares/				Market
Principal		Acquisition		Value
Amount ($)	Issuer	Date	Cost	Per Unit
526,368	Home Products International, Inc.	5/30/07	$54,667,471	$0.00
$22,150,228	Home Products International, Inc. 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17	3/16/07- 4/1/15	22,150,228	74.82
37	Manifold Capital LLC	9/24/97-11/10/06	37,712,514	7,702.70
At April 30, 2015, these restricted securities had a total market value of $16,857,801 or 0.85% of net assets of the Fund.
(e)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities.
(f)	Security is a Real Estate Investment Trust.
†	U.S. issuer unless otherwise noted.
#	Amount represents less than 0.01% of total net assets.

Country Concentration

% of
Net Assets
United States	60.58%
Hong Kong	8.60
France	5.22
Canada	4.78
United Kingdom	3.92
South Korea	3.52
Bermuda	2.79
Switzerland	2.07
Japan	1.92
Sweden	1.57
Total	94.97%

The accompanying notes are an integral part of the financial statements.

3

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2015 is as follows:

Industrial Services
Bank & Thrifts
Consulting and Information Technology Services
Industrial Equipment
Insurance & Reinsurance
Software and Services
U.S. Real Estate Operating Companies
Diversified Holding Companies
Electronic Components
Consumer Products and Services
Industrial Capital Equipment Manufacturers
Healthcare
Auto Parts and Services
Energy Services
Metals Manufacturing
Asset Management
Home Building
Forest Products & Paper
Business Services
Other
Cash & Equivalents (Net)
Industry
0
5
10
15
% of Net Assets

The accompanying notes are an integral part of the financial statements.

4

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments

at April 30, 2015 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks - 98.36%
	Asset Management - 1.92%
165,132	Legg Mason, Inc.	$8,694,200
	Auto Parts and Services - 2.97%
122,100	Dorman Products, Inc. (a)	5,717,943
205,504	Standard Motor Products, Inc.	7,768,051
		13,485,994
	Bank & Thrifts - 10.49%
72,471	City National Corp.	6,754,297
198,650	Commerce Bancshares, Inc.	8,484,342
123,900	Cullen/Frost Bankers, Inc.	9,037,266
169,563	Prosperity Bancshares, Inc.	9,044,490
159,391	UMB Financial Corp.	7,936,078
670,975	Valley National Bankcorp	6,327,294
		47,583,767
	Business Services - 1.67%
285,433	Viad Corp.	7,583,955
	Chemicals & Industrial Materials - 1.62%
420,036	SunCoke Energy, Inc.	7,363,231
	Consulting and Information Technology Services - 7.94%
286,592	FTI Consulting, Inc. (a)	11,781,797
424,566	Genpact Ltd. (Bermuda) (a)	9,281,013
168,903	ICF International, Inc. (a)	6,502,766
187,830	Syntel, Inc. (a)	8,456,107
		36,021,683
	Consumer Products and Services - 4.12%
278,400	Ascena Retail Group, Inc. (a)	4,173,216
161,015	CST Brands, Inc.	6,715,936
153,458	VCA, Inc. (a)	7,821,754
		18,710,906
	Diversified Holding Companies - 4.88%
579,165	Dundee Corp., Class A (Canada) (a)	5,578,033
1,795,975	JZ Capital Partners, Ltd. (Guernsey)	11,743,984
203,082	Leucadia National Corp.	4,827,259
		22,149,276
	Electronic Components - 4.83%
109,356	Anixter International, Inc. (a)	7,720,534
241,911	Ingram Micro, Inc., Class A (a)	6,086,481
282,750	Insight Enterprises, Inc. (a)	8,092,305
		21,899,320
	Energy Exploration and Production - 1.62%
322,850	Rosetta Resources, Inc. (a)	7,370,666
	Energy Services - 2.82%
63,926	SEACOR Holdings, Inc. (a)	4,644,863
96,552	SemGroup Corp., Class A	8,128,713
		12,773,576
	Forest Products & Paper - 1.70%
163,505	Interfor Corp. (Canada) (a)	2,340,432
216,711	P.H. Glatfelter Co.	5,374,433
		7,714,865
		Value
Shares	Security†	(Note 1)

	Healthcare - 3.47%
189,000	Patterson Cos., Inc.	$8,874,495
55,907	Teleflex, Inc.	6,874,325
		15,748,820
	Home Building - 1.89%
369,295	WCI Communities, Inc. (a)	8,586,109
	Industrial Capital Equipment Manufacturers - 4.03%
250,500	Barnes Group, Inc.	10,045,050
348,579	Rofin-Sinar Technologies, Inc. (a)	8,247,379
		18,292,429
	Industrial Equipment - 7.22%
257,200	Actuant Corp., Class A	6,126,504
151,206	Alamo Group, Inc.	9,341,507
63,167	CIRCOR International, Inc.	3,451,445
100,071	EnerSys, Inc.	6,794,821
166,321	LSB Industries, Inc. (a)	7,053,674
		32,767,951
	Industrial Services - 13.10%
239,857	ABM Industries, Inc.	7,687,417
136,018	Cubic Corp.	6,743,772
270,561	Darling Ingredients, Inc. (a)	3,695,863
245,483	EMCOR Group, Inc.	10,955,906
55,546	Multi-Color Corp.	3,487,178
407,544	Tetra Tech, Inc.	11,048,518
50,310	UniFirst Corp.	5,696,601
182,919	World Fuel Services Corp.	10,152,004
		59,467,259
	Insurance & Reinsurance - 6.15%
20,143	Alleghany Corp. (a)	9,538,113
103,190	Arch Capital Group, Ltd. (Bermuda) (a)	6,261,569
212,785	HCC Insurance Holdings, Inc.	12,120,234
		27,919,916
	Metals Manufacturing - 2.56%
66,648	Encore Wire Corp.	2,999,826
107,276	Kaiser Aluminum Corp.	8,621,772
		11,621,598
	Securities Trading/Processing Services - 1.44%
111,048	Broadridge Financial Solutions, Inc.	5,987,708
4,900	DST Systems, Inc.	563,892
		6,551,600
	Software and Services - 5.88%
614,387	Allscripts Healthcare Solutions, Inc. (a)	8,171,347
318,298	CSG Systems International, Inc.	9,268,838
349,855	Progress Software Corp. (a)	9,236,172
		26,676,357
	U.S. Real Estate Investment Trust - 0.90%
122,119	Tanger Factory Outlet Centers, Inc.	4,100,756
	U.S. Real Estate Operating Companies - 5.14%
143,227	Alico, Inc.	6,698,727
203,867	Brookdale Senior Living, Inc. (a)	7,386,101
151,065	Forestar Group, Inc. (a)	2,229,719
70,739	Vail Resorts, Inc.	7,018,016
		23,332,563

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)

at April 30, 2015 (Unaudited)

Value
(Note 1)
Total Common Stocks (Cost $335,080,299)	$446,416,797
Total Investment Portfolio - 98.36% (Cost $335,080,299)	446,416,797
Other Assets less Liabilities - 1.64%	7,446,184
NET ASSETS - 100.00%	$453,862,981

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

Country Concentration

% of
Net Assets
United States	90.60%
Bermuda	3.42
Guernsey	2.59
Canada	1.75
Total	98.36%

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Trust

Third Avenue Real Estate Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2015 is as follows:

Industry
Non-U.S. Real Estate Operating Companies
U.S. Real Estate Investment Trusts
Non-U.S. Real Estate Investment Trusts
U.S. Real Estate Operating Companies
Forest Products & Paper
Non-U.S. Diversified Holding Companies
Banks
Lodging & Hotels
Non-U.S. Real Estate Consulting/Management
Retail-Building Products
Real Estate Consulting/Management
Senior Housing
Short Term Investments
Cash & Equivalents (Net)
0
5
10
15
20
25
% of Net Assets

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments

at April 30, 2015 (Unaudited)

Principal			Value
Amount		Security†	(Note 1)

Term Loans - 0.09%
		Non-U.S. Real Estate Operating Companies - 0.09%
		Concrete Investment I, Term Loan (Netherlands):
50,450	EUR	Tranche A2, 1.983% Cash or Payment-in-kind Interest, due 3/31/16 (d)(g)(h)	$56,647
19,273	EUR	Tranche A3, 1.978% Cash or Payment-in-kind Interest, due 3/31/16 (d)(g)(h)	21,641
		Concrete Investment II, Term Loan (Netherlands):
34,600	EUR	Tranche A2, 1.983% Cash or Payment-in-kind Interest, due 3/31/16 (d)(g)(h)	38,850
4,818	EUR	Tranche A3, 1.978% Cash or Payment-in-kind Interest, due 3/31/16 (d)(g)(h)	5,410
		IVG Immobilien AG, Term Loan (Netherlands):
1,081,276	EUR	Tranche A1, 9.483% Cash or Payment-in-kind Interest, due 9/30/17 (d)(g)(h)	1,214,113
1,596,094	EUR	Tranche A2, 9.483% Cash or Payment-in-kind Interest, due 9/30/18 (d)(g)(h)	1,792,176
		Total Term Loans (Cost $3,770,909)	3,128,837

Shares
Common Stocks & Warrants - 79.96%
		Banks - 4.32%
1,939,049		PNC Financial Services Group, Inc., Warrants, expire 12/31/18 (a)	48,708,911
1,156,551		Wells Fargo & Co., Warrants, expire 10/28/18 (a)	24,472,619
2,773,300		Zions Bancorporation	78,581,456
			151,762,986
		Forest Products & Paper - 7.07%
3,238,700		Rayonier, Inc. (c)	82,878,333
5,251,858		Weyerhaeuser Co. (c)	165,486,046
			248,364,379
		Lodging & Hotels - 2.48%
450,000		Hyatt Hotels Corp., Class A (a)	26,122,500
6,848,517		Millennium & Copthorne Hotels PLC (United Kingdom)	60,814,268
			86,936,768
		Non-U.S. Diversified Holding Companies - 4.34%
7,018,000		CK Hutchison Holdings, Ltd. (Hong Kong)	152,574,075
		Non-U.S. Real Estate Consulting/Management - 2.37%
6,002,254		Countrywide PLC (United Kingdom)	48,370,352
2,752,003		Savills PLC (United Kingdom)	34,998,304
			83,368,656
		Non-U.S. Real Estate Investment Trusts - 10.11%
12,070,176		Dexus Property Group (Australia)	70,491,983
366,031		Gecina S.A. (France)	50,265,095
9,910,908		Hammerson PLC (United Kingdom)	101,775,944
8,839,052		Segro PLC (United Kingdom)	58,206,108
1,154,265		Wereldhave N.V. (Netherlands)	74,160,998
			354,900,128
		Value
Shares	Security†	(Note 1)

	Non-U.S. Real Estate Operating Companies - 21.10%
1,546,126	Brookfield Asset Management, Inc., Class A (Canada)	$83,258,885
11,544,950	City Developments Ltd. (Singapore)	93,095,992
26,259,100	Global Logistic Properties Ltd. (Singapore)	54,574,157
14,967,134	Globe Trade Centre S.A. (Poland) (a)	25,736,228
8,377,000	Hang Lung Properties Ltd. (Hong Kong)	28,371,696
12,884,657	Henderson Land Development Co., Ltd. (Hong Kong)	103,568,667
11,373,967	Hysan Development Co., Ltd. (Hong Kong)	52,683,412
135,653,174	Inmobiliaria Colonial S.A. (Spain) (a)	93,218,813
21,869,072	Quintain Estates & Development PLC
	(United Kingdom) (a)	32,226,057
14,246,926	Westfield Corp. (Australia) (c)	106,542,465
11,975,500	Wheelock & Co., Ltd. (Hong Kong)	67,676,087
		740,952,459
	Real Estate Consulting/Management - 2.14%
1,584,200	Realogy Holdings Corp. (a)	75,106,922
	Retail-Building Products - 2.37%
1,206,930	Lowe’s Cos., Inc.	83,109,200
	Senior Housing - 1.93%
1,873,595	Brookdale Senior Living, Inc. (a)	67,880,347
	U.S. Real Estate Investment Trusts - 16.32%
3,460,150	Equity Commonwealth (a)	87,230,381
5,208,031	First Industrial Realty Trust, Inc.	102,754,452
1,223,292	Macerich Co. (The)	100,016,354
1,253,782	Post Properties, Inc.	71,678,717
2,515,510	Starwood Waypoint Residential Trust (b)	64,749,227
2,031,678	Tanger Factory Outlet Centers, Inc.	68,223,747
760,194	Vornado Realty Trust	78,672,477
		573,325,355
	U.S. Real Estate Operating Companies - 5.41%
5,846,798	Forest City Enterprises, Inc., Class A (a)	138,919,920
941,627	Tejon Ranch Co. (a)	23,258,187
139,089	Tejon Ranch Co., Warrants, expire 8/31/16 (a)	81,833
3,369,445	Trinity Place Holdings, Inc. (a)(d)(e)	27,796,278
		190,056,218
	Total Common Stocks & Warrants (Cost $2,129,997,479)	2,808,337,493
Preferred Stocks - 0.83%
	Non-U.S. Real Estate Operating Companies - 0.83%
189,696	Concrete Investments II SCA (Luxembourg) (a)	29,287,551
	Total Preferred Stocks (Cost $27,535,807)	29,287,551

The accompanying notes are an integral part of the financial statements.

8

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)

at April 30, 2015 (Unaudited)

			Value
Units		Security†	(Note 1)

Private Equities - 2.67%
		U.S. Real Estate Operating Companies - 2.67%
28,847,217		Newhall Holding Co. LLC, Class A Units (a)(b)	$93,753,455
		Total Private Equities (Cost $75,516,192)	93,753,455

Notional Amount
Purchased Options - 0.00%*
		Foreign Currency Put Options - 0.00%* (a)
53,000,000	AUD	Australian Currency, strike 0.7220 AUD, expire 5/7/15	42
38,700,000	AUD	Australian Currency, strike 0.7215 AUD, expire 6/9/15	21,850
		Total Purchased Options (Cost $275,000)	21,892

Principal Amount ($)
Short Term Investments - 14.24%
	U.S. Government Obligations - 14.24%
500,000,000	U.S. Treasury Bills, 0.01%-0.02% #, due 5/28/15-7/23/15	499,992,620
	Total Short Term Investments (Cost $499,993,167)	499,992,620
	Total Investment Portfolio - 97.79% (Cost $2,737,088,554)	3,434,521,848
	Other Assets less Liabilities - 2.21% (f)	77,453,662
	NET ASSETS - 100.00%	$3,511,975,510

Notes:

AUD: Australian Dollar.

EUR: Euro.

(a)	Non-income producing security.
(b)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(c)	Security is a Real Estate Investment Trust.
(d)	Fair-valued security.
(e)	Security subject to restrictions on resale.

				Market
		Acquisition		Value
Shares	Issuer	Date	Cost	Per Unit
3,369,445	Trinity Place Holdings, Inc.	10/2/13 - 11/6/13	$13,477,776	$8.25
At April 30, 2015, the restricted security had a total market value of $27,796,278 or 0.79% of net assets of the Fund.
(f)	Includes restricted cash pledged to counterparty as collateral management for forward foreign currency contracts and options.
(g)	Variable rate security. The rate disclosed is in effect as of April 30, 2015.
(h)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
†	U.S. issuer unless otherwise noted.
#	Annualized yield at date of purchase.
*	Amount represents less than 0.01% of total net assets.

Country Concentration

% of
Net Assets
United States*	57.22%
Hong Kong	11.53
United Kingdom	9.58
Australia	5.04
Singapore	4.21
Spain	2.65
Canada	2.37
Netherlands	2.20
France	1.43
Luxembourg	0.83
Poland	0.73
Total	97.79%

* Includes cash equivalents.

Schedule of Written Options

Notional			Expiration	Strike
Amount		Security	Date	Price	Value
53,000,000	AUD	Australian Currency, Call	5/7/15	0.8130 AUD	$42,729
38,700,000	AUD	Australian Currency, Call	6/9/15	0.7900 AUD	508,947
		(Premiums received $275,000)			$551,676

AUD: Australian Dollar.

Schedule of Forward Foreign Currency Contracts

Contracts to			Settlement	Settlement	Value at	Unrealized
Sell		Counterparty	Date	Value	4/30/15	Depreciation
112,000,000	EUR	Goldman Sachs & Co.	5/29/15	$122,976,336	$125,806,902	$(2,830,566)
112,000,000	EUR	Morgan Stanley & Co. LLC	5/29/15	122,898,161	125,806,902	(2,908,741)
						$(5,739,307)

EUR: Euro.

The accompanying notes are an integral part of the financial statements.

9

Third Avenue Trust

Third Avenue International Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2015 is as follows:

The accompanying notes are an integral part of the financial statements.

10

Third Avenue Trust

Third Avenue International Value Fund
Portfolio of Investments

at April 30, 2015 (Unaudited)

Principal Amount‡		Security†	Value (Note 1)

Corporate Bonds & Notes - 1.80%
		Oil & Gas Production & Services - 1.80%
5,200,000		Petroleum Geo-Services ASA, 7.375%, due 12/15/18 (Norway) (d)	$4,875,000
		Total Corporate Bonds & Notes (Cost $4,677,861)	4,875,000
Foreign Government Bonds - 3.01%
11,000,000	SGD	Singapore Government Bond, 0.500%, due 4/1/18 (Singapore)	8,140,266
		Total Foreign Government Bonds (Cost $7,900,112)	8,140,266

Shares
Common Stocks - 92.59%
		Agricultural Equipment - 0.81%
250,700		CNH Industrial N.V. (Netherlands)	2,186,104
		Automotive - 4.97%
60,867		Daimler AG (Germany)	5,900,188
116,626		LEONI AG (Germany)	7,539,001
			13,439,189
		Building & Construction Products/ Services - 7.08%
9,950,277		Tenon, Ltd. (New Zealand) (a)(b)	15,189,060
157,281		Titan Cement Co. S.A. (Greece)	3,973,571
			19,162,631
		Capital Goods - 2.23%
153,693		Nexans S.A. (France) (a)	6,039,240
		Diversified Holding Companies - 8.80%
4,075,126		GP Investments, Ltd., BDR (Brazil) (a)	7,682,410
288,333		Leucadia National Corp.	6,853,675
126,807		Pargesa Holding S.A. (Switzerland)	9,276,572
			23,812,657
		Diversified Operations - 3.92%
720,200		Hutchison Whampoa, Ltd. (Hong Kong)	10,611,742
		Financials - 3.79%
1,020,086		BinckBank N.V. (Netherlands)	10,260,536
		Food & Beverage - 2.11%
1,410,092		C&C Group PLC (Ireland)	5,722,131
		Forest Products & Paper - 7.94%
56,796,558		Rubicon, Ltd. (New Zealand) (a)(b)	14,088,706
234,543		Weyerhaeuser Co. (c)	7,390,450
			21,479,156
		Insurance - 5.67%
25,790		Munich Re (Germany)	5,064,812
15,219		White Mountains Insurance Group, Ltd. (Bermuda)	10,287,587
			15,352,399
		Investment Technology Services - 1.71%
99,618		Otsuka Corp. (Japan)	4,613,799
		Media - 3.40%
365,430		Vivendi S.A. (France)	9,197,401
Shares	Security†	Value (Note 1)

	Metals & Mining - 8.47%
841,187	Antofagasta PLC (Chile)	$10,090,835
9,219,512	Capstone Mining Corp. (Canada) (a)	12,837,779
		22,928,614
	Oil & Gas Production & Services - 6.61%
1,465,323	Petroleum Geo-Services ASA (Norway)	9,706,935
16,915,700	Vard Holdings Ltd. (Singapore) (a)	8,181,717
		17,888,652
	Pharmaceuticals - 2.39%
63,078	Sanofi (France)	6,459,441
	Real Estate - 9.86%
1,713,642	Atrium European Real Estate, Ltd. (Austria)	8,427,842
3,048,500	Global Logistic Properties Ltd. (Singapore)	6,335,682
1,508,604	Oberoi Realty Ltd. (India)	6,389,270
837,474	Segro PLC (United Kingdom) (c)	5,514,856
		26,667,650
	Retail & Restaurants - 2.89%
1,301,100	Arcos Dorados Holdings, Inc., Class A (Argentina)	7,806,600
	Securities Brokerage - 1.74%
562,600	Daiwa Securities Group, Inc. (Japan)	4,711,893
	Telecommunications - 6.28%
1,694,035	Telefonica Deutschland Holding AG (Germany).	10,574,047
1,815,462	Vodafone Group PLC (United Kingdom)	6,424,774
		16,998,821
	Transportation Infrastructure - 1.92%
1,339,889	Santos Brasil Participacoes S.A. (Brazil)	5,203,107
	Total Common Stocks (Cost $255,958,630)	250,541,763
	Total Investment Portfolio - 97.40% (Cost $268,536,603)	263,557,029
	Other Assets less Liabilities - 2.60%	7,027,979
	NET ASSETS - 100.00%	$270,585,008

Notes:

BDR: Brazilian Depositary Receipt.

SGD: Singapore Dollar.

(a)	Non-income producing security.
(b)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(c)	Security is a Real Estate Investment Trust.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
†	U.S. issuer unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

11

Third Avenue Trust

Third Avenue International Value Fund
Portfolio of Investments (continued)

at April 30, 2015 (Unaudited)

Country Concentration

% of
Net Assets
New Zealand	10.82%
Germany	10.75
Singapore	8.37
France	8.02
Norway	5.39
United States	5.26
Brazil	4.76
Canada	4.74
Netherlands	4.60
United Kingdom	4.41
Hong Kong	3.92
Bermuda	3.80
Chile	3.73
Japan	3.45
Switzerland	3.43
Austria	3.11
Argentina	2.89
India	2.36
Ireland	2.12
Greece	1.47
Total	97.40%

The accompanying notes are an integral part of the financial statements.

12

Third Avenue Trust

Third Avenue Focused Credit Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2015 is as follows:

The accompanying notes are an integral part of the financial statements.

13

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments

at April 30, 2015 (Unaudited)

Principal			Value
Amount‡/Units		Security†	(Note 1)

Corporate Bonds & Notes - 49.50%
		Chemicals - 0.00%
17,809,061		Reichhold Industries, Inc., due 5/8/17 (a)(b)*	$—
		Consumer Products - 5.88%
		Ideal Standard International S.A. (Luxembourg):
25,868,364	EUR	Series B, 11.750% Cash or 15.750% Payment-in-kind Interest, due 5/1/18 (g)	27,448,774
30,475,697	EUR	Series C, 11.750% Cash or 17.750% Payment-in-kind Interest, due 5/1/18 (e)(g)	24,295,967
105,000,000		Sun Products Corp. (The), 7.750%, due 3/15/21 (a)	93,056,250
			144,800,991
		Energy - 3.94%
8,500,000		American Eagle Energy Corp., 11.000%, due 9/1/19 (a)	3,485,000
7,650,000		CHC Helicopter S.A., 9.250%, due 10/15/20 (Luxembourg)	6,715,170
25,000,000		Energy XXI Gulf Coast, Inc., 11.000%, due 3/15/20 (a)	24,000,000
		Global Geophysical Services, Inc., Escrow*:
45,925,000		due 5/1/17 (b)(f)	—
15,599,000		due 5/1/17 (b)(f)	—
		Hercules Offshore, Inc.:
10,000,000		10.250%, due 4/1/19 (a)	3,400,000
32,380,000		8.750%, due 7/15/21 (a)	10,604,450
3,000,000		7.500%, due 10/1/21 (a)	922,500
5,000,000		6.750%, due 4/1/22 (a)	1,512,500
20,150,000		IronGate Energy Services LLC, 11.000%, due 7/1/18 (a)	12,996,750
12,500,000		Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 4/15/20	11,445,250
3,000,000		Lone Pine Resources, Inc., Escrow, due 2/15/17 (b)*	—
		New Gulf Resources LLC/NGR Finance Corp.:
10,000,000		11.750%, due 5/15/19 (a)	7,850,000
5,310,000		10.000% Cash or 12.000% Payment-in-kind Interest, due 11/15/19 (a)(g)	1,672,650
22,847,000		Quicksilver Resources, Inc., due 7/1/21*	3,027,228
10,106,000	CAD	Southern Pacific Resource Corp., due 1/25/18 (Canada) (a)*	418,815
17,500	^	US Shale Solutions, Inc., 12.500%, due 9/1/17 (a)	9,100,000
			97,150,313
		Financials - 1.91%
8,000,000		CNG Holdings, Inc., 9.375%, due 5/15/20 (a)	5,800,000
30,000,000		DFC Finance Corp., 10.500%, due 6/15/20 (a)	24,150,000
		Lehman Brothers Holdings, Inc.*:
31,000,000		due 9/26/08	3,526,250
17,185,861		due 10/14/08	1,954,892
10,000,000		due 10/22/08	1,137,500
25,000,000		due 11/24/08	2,843,750
12,205,000		due 12/23/08	1,388,319
6,771,301		due 4/3/09	770,235
30,000,000		due 1/14/11	3,450,000
10,000,000		due 1/24/13	1,162,500
7,113,000		due 2/9/17	800,212
			46,983,658
Principal			Value
Amount‡		Security†	(Note 1)

		Food & Beverage - 1.62%
40,755,000		American Seafoods Group LLC/American Seafoods Finance, Inc., 10.750%, due 5/15/16 (a)	$39,939,900
		Gaming & Entertainment - 4.15%
105,000,000		Caesars Entertainment Operating Co., Inc., due 12/15/18*	21,262,500
		Codere Finance Luxembourg S.A. (Luxembourg)*:
54,378,000	EUR	due 6/15/15	39,687,960
26,910,000		due 2/15/19 (a)	17,491,500
6,000,000		Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, due 3/15/19 (a)	6,375,000
18,258,582		Majestic Star Casino, LLC, 12.500% Cash or 14.500% Payment-in-kind Interest, due 12/1/16 (a)(g)	17,345,653
			102,162,613
		Healthcare - 2.67%
20,000,000		21st Century Oncology, Inc., 11.000%, due 5/1/23 (a)	20,025,000
		InVentiv Health, Inc.:
37,100,000		10.000% Cash or 12.000% Payment-in-kind Interest, due 8/15/18 (a)(g)	38,120,250
8,000,000		11.000%, due 8/15/18 (a)	7,700,000
			65,845,250
		Home Construction - 1.69%
46,312,000		New Enterprise Stone & Lime Co., Inc., 11.000%, due 9/1/18	41,680,800
		Manufacturing - 3.45%
33,000,000		Euramax International, Inc., 9.500%, due 4/1/16	31,515,000
53,435,000		Liberty Tire Recycling LLC, 2nd Lien, 11.000% Cash or Payment-in-kind Interest, due 3/31/21 (a)(b)(f)(g)	53,435,000
			84,950,000
		Media/Cable - 4.96%
43,000,000		Cengage Learning Acquisitions, Inc., Escrow, due 4/15/20 (b)*	—
151,500,000		iHeartCommunications Inc., 12.000% Cash plus 2.000% Payment-in-kind Interest, due 2/1/21 (g)	122,146,875
			122,146,875
		Metals & Mining - 4.57%
47,500,000	CAD	Allied Nevada Gold Corp., 8.750%, due 6/1/19 (a)	6,307,087
116,582,098	EUR	Boats Investments Netherlands B.V., 11.000% Payment-in-kind Interest, due 3/31/17 (Netherlands) (g)	39,271,303
2,500,000		FMG Resources (August 2006) Pty Ltd., 9.750%, due 3/1/22 (Australia) (a)	2,582,812
		New World Resources N.V. (Netherlands):
34,966,026	EUR	8.000% Cash or 11.000% Payment-in-kind Interest, due 4/7/20 (a)(g)	24,145,910
13,403,643	EUR	4.000% Cash or 8.000% Payment-in-kind Interest, due 10/7/20 (a)(g)	3,010,059
37,000,000		Noranda Aluminum Acquisition Corp., 11.000%, due 6/1/19	35,335,000
23,500,000		Walter Energy, Inc., 8.500%, due 4/15/21	2,026,875
			112,679,046

The accompanying notes are an integral part of the financial statements.

14

Third Avenue Trust

Third Avenue Focused Credit Fund

Portfolio of Investments (continued)

at April 30, 2015 (Unaudited)

Principal		Value
Amount‡	Security†	(Note 1)

	Retailers - 1.88%
	Claire’s Stores, Inc.:
2,500,000	8.750%, due 3/15/19.	$1,275,000
115,250,000	7.750%, due 6/1/20 (a)	44,947,500
		46,222,500
	Services - 6.16%
129,771,112	Affinion Group Holdings, Inc., 13.750% Cash or 14.500% Payment-in-kind Interest, due 9/15/18 (g)	68,129,834
41,552,020	Affinion Investment LLC, 13.500%, due 8/15/18	23,165,251
	Altegrity, Inc.*:
35,740,000	due 7/1/20 (a)	13,491,850
120,871,840	due 7/1/20 (a)	45,024,760
2,864,000	SunGard Availability Services Capital Inc., 8.750%, due 4/1/22 (a)	2,033,440
		151,845,135
	Technology - 0.18%
28,118,000	THQ, Inc., due 8/15/14*	4,358,290
	Telecommunications - 1.05%
23,000,000	Intelsat Luxembourg S.A., 7.750%, due 6/1/21 (Luxembourg)	21,217,500
5,000,000	Sprint Capital Corp., 6.875%, due 11/15/28	4,537,500
		25,755,000
	Transportation Services - 1.30%
32,500,000	Ceva Group PLC, 9.000%, due 9/1/21 (United Kingdom) (a)	32,053,125
	Utilities - 4.09%
4,000,000	Energy Future Holdings Corp., due 11/15/34*	4,140,000
70,000,000	Energy Future Intermediate Holdings Co. LLC/ EFIH Finance, Inc., due 12/1/18*(a)	82,250,000
	Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc.*:
60,000,000	due 11/1/15	8,550,000
40,000,000	due 11/1/16	5,700,000
		100,640,000
	Total Corporate Bonds & Notes (Cost $1,622,679,228)	1,219,213,496
Term Loans - 8.51%
	Chemicals - 1.24%
4,292,000	Reichhold Holdings International B.V., DIP Loan, 12.000% Cash or 14.000% Payment-in-kind Interest, due 3/31/17 (Netherlands) (b)(g)	4,292,000
	Reichhold Holdings Inc.:
1,900,212	DIP Loan, 12.000% Cash or 14.000% Payment-in-kind Interest, due 3/31/17 (b)(g)	1,900,212
2,577,000	Term Loan, 15.000%, due 3/31/17 (b)	2,577,000
24,937,500	Vertellus Specialties, Inc., Term Loan, 10.500%, due 10/10/19 (c)	21,903,429
		30,672,641
Principal			Value
Amount‡		Security†	(Note 1)

		Energy - 1.04%
14,424,934		Global Geophysical Services, Inc., Term Loan B, 15.500% Cash or Payment-in-kind Interest, due 8/9/17 (b)(f)(g)	$14,424,934
15,000,000		Templar Energy LLC, Term Loan B, 2nd Lien, 8.500%, due 11/25/20 (c)	11,315,625
			25,740,559
		Financials - 0.08%
		Concrete Investment I, Term Loan (Netherlands):
32,255	EUR	Tranche A2, 1.978% Cash or Payment-in-kind Interest, due 3/31/16 (b)(c)(g)	36,217
12,322	EUR	Tranche A3, 1.983% Cash or Payment-in-kind Interest, due 3/31/16 (b)(c)(g)	13,836
		Concrete Investment II, Term Loan (Netherlands):
22,121	EUR	Tranche A2, 1.978% Cash or Payment-in-kind Interest, due 3/31/16 (b)(c)(g)	24,839
3,081	EUR	Tranche A3, 1.983% Cash or Payment-in-kind Interest, due 3/31/16 (b)(c)(g)	3,459
		IVG Immobilien AG, Term Loan (Netherlands):
691,308	EUR	Tranche A1, 9.483% Cash or Payment-in-kind Interest, due 9/30/17 (b)(c)(g)	776,236
1,031,820	EUR	Tranche A2, 9.483% Cash or Payment-in-kind Interest, due 9/30/18 (b)(c)(g)	1,158,581
			2,013,168
		Gaming & Entertainment - 0.80%
20,000,000		Land Holdings LLC, Term Loan, 12.000%, due 6/27/20 (c)	19,700,000
		Healthcare - 0.91%
22,412,400		Rural/Metro Corp., Term Loan, 8.000% Cash and 1.000% Payment-in-kind Interest, due 6/30/18 (c)(g)	22,300,338
		Manufacturing - 0.74%
18,140,367		Liberty Tire Recycling LLC, Term Loan, 6.330% Cash or 7.000% Payment-in-kind Interest, due 4/1/16 (b)(c)(f)(g)	18,140,367
		Metals & Mining - 0.21%
5,722,707		Allied Nevada Gold Corp., DIP Loan, 12.000% Cash or Payment-in-kind Interest, due 3/12/16 (b)(g)	5,166,010
		Retailers - 0.58%
26,682,491		Weight Watchers International, Inc., Term Loan, 4.000%, due 4/2/20 (c)	14,275,133
		Services - 2.10%
31,545,293		Altegrity, Inc., DIP Loan A, 12.000% Cash or Payment-in-kind Interest, due 8/7/15 (b)(g)	31,545,293
		Education Management LLC:
8,875,618		Term Loan A, 5.500%, due 7/2/20 (c)	8,002,852
15,038,419		Term Loan B, 8.500%, due 7/2/20 (c)	12,080,858
			51,629,003
		Utilities - 0.81%
20,000,000		Longview Power LLC, Term Loan, 7.000%, due 3/1/22 (c)	20,000,000
		Total Term Loans (Cost $218,577,004)	209,637,219

The accompanying notes are an integral part of the financial statements.

15

Third Avenue Trust

Third Avenue Focused Credit Fund

Portfolio of Investments (continued)

at April 30, 2015 (Unaudited)

Principal			Value
Amount‡		Security†	(Note 1)

Claims - 1.71%
		Financials - 1.45%
285,000,000		Lehman Brothers, Inc., SIPA Claims (d)	$35,625,000
		Food & Beverage - 0.26%
		Pescanova S.A. (Spain):
12,000	EUR	Coningent Claims, due 12/31/40 (b)(d)	—
192,215,129	EUR	Ordinary Claims, due 12/31/40 (d)	6,474,869
2,000,189	EUR	Subordinate Claims, due 12/31/40 (b)(d)	—
			6,474,869
		Total Claims (Cost $80,798,515)	42,099,869
Municipal Bonds - 0.08%
		Gaming & Entertainment - 0.08%
5,200,000		New York City, NY, Industrial Development Agency Civic Facility Revenue, Bronx Parking Development Co. LLC OID, due 10/1/37*	1,872,000
		Total Municipal Bonds (Cost $3,058,314)	1,872,000

Shares
Convertible Preferred Stocks - 0.53%
		Transportation Services - 0.53%
4,435		CEVA Holdings LLC, Series A-1 (d)(e)	4,878,742
10,196		CEVA Holdings LLC, Series A-2 (d)(e)	8,156,536
		Total Convertible Preferred Stocks (Cost $17,733,657)	13,035,278
Preferred Stocks - 3.24%
		Energy - 0.13%
1,122,431		Lone Pine Resources, Inc. (Canada) (b)(d)	3,120,358
		Financials - 2.61%
120,774		Concrete Investment II SCA (Luxembourg) (d)	18,646,543
100,000		Federal Home Loan Mortgage Corp. 5.300% (d)	783,000
60,000		Federal Home Loan Mortgage Corp., Series G (c)(d)	425,400
89,283		Federal Home Loan Mortgage Corp., Series H, 5.100% (d)	744,620
63,188		Federal Home Loan Mortgage Corp., Series K, 5.790% (d)	492,866
52,500		Federal Home Loan Mortgage Corp., Series L (c)(d)	377,475
207,640		Federal Home Loan Mortgage Corp., Series M (c)(d)	1,490,855
23,500		Federal Home Loan Mortgage Corp., Series N (c)(d)	167,790
336,223		Federal Home Loan Mortgage Corp., Series P, 6.000% (d)	2,938,589
224,580		Federal Home Loan Mortgage Corp., Series R, 5.700% (d)	1,929,142
165,000		Federal Home Loan Mortgage Corp., Series S (c)(d)	1,278,750
100,000		Federal Home Loan Mortgage Corp., Series U, 5.900% (d)	445,000
637,722		Federal Home Loan Mortgage Corp., Series V, 5.570% (d)	2,742,205
		Value
Shares	Security†	(Note 1)

	Financials (continued)
392,089	Federal Home Loan Mortgage Corp., Series W, 5.660% (d)	$1,844,779
203,813	Federal Home Loan Mortgage Corp., Series X, 6.020% (d)	986,455
100,000	Federal Home Loan Mortgage Corp., Series Y, 6.550% (d)	487,000
500,000	Federal Home Loan Mortgage Corp., Series Z, 8.375% (c)(d)	2,500,000
96,750	Federal National Mortgage Association, Series H, 5.810% (d)	863,978
478,000	Federal National Mortgage Association, Series M, 4.750% (d)	4,106,020
1,293,000	Federal National Mortgage Association, Series 0, 7.000% (c)(d)	12,089,550
100,000	Federal National Mortgage Association, Series P (c)(d)	449,000
564,650	Federal National Mortgage Association, Series S, 8.250% (c)(d)	2,823,250
750,000	Federal National Mortgage Association, Series T, 8.250% (d)	5,692,500
		64,304,767
	Services - 0.50%
118,341	Education Management LLC, Class A-1 (d)	7,771,063
335,501	Education Management LLC, Class A-2 (d)	4,613,139
		12,384,202
	Total Preferred Stocks (Cost $93,595,647)	79,809,327
Private Equities - 1.06%
	Automotive - 0.46%
10,000,000	International Automotive Components Group LLC (d)	11,250,000
	Chemicals - 0.40%
29,055	Reichhold Cayman L.P. (b)(d)	9,965,778
	Consumer Products - 0.16%
1,451,633,736,280	Ideal Standard International Equity S.A. Alpecs (Luxembourg) (d)(e)	3,952,674
	Energy - 0.04%
19,700	Thunderbird Resources L.P. (b)(d)(j)	1,043,306
	Total Private Equities (Cost $30,651,290)	26,211,758
Common Stocks & Warrants - 9.79%
	Chemicals - 2.52%
867,448	MPM Holdings, Inc. (d)	24,722,268
1,310,842	MPM Holdings, Inc., Restricted Shares (d)(e)	37,358,997
478,500	Phosphate Holdings, Inc. (d)(f)	47,372
		62,128,637
	Energy - 1.89%
124,461	Geokinetics Holdings USA, Inc. (b)(d)(e)	10,274,256
3,786,564	Global Geophysical Services, Inc. (d)(f)	28,399,230
262,913	Global Geophysical Services, Inc., Warrants (b)(d)(f)	—
374,199	Lone Pine Resources, Inc. (b)(d)	—
374,199	Lone Pine Resources Canada Ltd. (Canada) (b)(d)	972,917

The accompanying notes are an integral part of the financial statements.

16

Third Avenue Trust

Third Avenue Focused Credit Fund

Portfolio of Investments (continued)

at April 30, 2015 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks & Warrants (continued)
	Energy (continued)
1,122,431	Lone Pine Resources, Inc. Multiple Voting Shares (b)(d)	$—
5,000	New Gulf Resources LLC, Warrants (d)	475,000
50,000	Platinum Energy Solutions, Inc. (b)(d)(e)	1,208,500
10,874	Platinum Energy Solutions, Inc., Warrants (b)(d)(e)	—
53	Thunderbird Resources Equity, Inc. (b)(d)	5,292,262
17,500	US Shale Solutions, Inc., Warrants (b)(d)	—
		46,622,165
	Financials - 1.15%
3,725,000	Federal Home Loan Mortgage Corp. (d)	9,759,500
1,700,000	Rescap Liquidating Trust	18,020,000
216,382	WMI Holdings Corp. (d)	558,266
		28,337,766
	Manufacturing - 0.07%
2,802,126	Liberty Tire Recycling LLC (b)(d)(f)	1,737,318
42,750	Liberty Tire Recycling LLC, Warrants, expire 12/12/19 (b)(d)(f)	—
		1,737,318
	Media/Cable - 1.52%
971,678	Cengage Learning Holdings II, Inc.	24,899,249
2,311,360	Radio One, Inc., Class D (d)(f)	8,251,555
681,637	Spanish Broadcasting System, Inc., Class A (d)(f)	4,226,149
		37,376,953
	Services - 0.03%
499,061	Affinion Group, Inc., Warrants, Series A (d)	474,108
6,422,764	Affinion Group, Inc., Warrants, Series B (d)	128,455
		602,563
	Transportation Services - 0.15%
4,710	CEVA Holdings LLC (d)(e)	3,767,928
	Utilities - 2.46%
32,549,441	EME Reorganization Trust	325,495
4,509,571	Longview Power LLC (d)	60,315,512
		60,641,007
	Total Common Stocks & Warrants (Cost $261,770,371)	241,214,337
Closed-End Funds - 3.32%
	Financials - 3.32%
303,287	Ares Dynamic Credit Allocation Fund, Inc.	4,937,512
1,971,824	BlackRock Corporate High Yield Fund, Inc.	22,459,075
827,013	BlackRock Credit Allocation Income Trust	11,197,756
309,656	Deutsche High Income Opportunities Fund, Inc.	4,576,716
819,060	First Trust High Income Long/Short Fund	13,555,443
425,826	Neuberger Berman High Yield Strategies Fund, Inc.	5,310,050
573,749	New America High Income Fund, Inc. (The)	5,267,016
546,533	Western Asset High Yield Defined Opportunity Fund, Inc.	9,023,260
1,025,669	Western Asset Managed High Income Fund, Inc.	5,323,222
	Total Closed-End Funds (Cost $84,875,327)	81,650,050
Principal		Value
Amount ($)	Security†	(Note 1)

Short Term Investments - 16.24%
	U.S. Government Obligations - 16.24%
400,000,000	U.S. Treasury Bills, 0.00%**-0.01%#, due 5/21/15-7/23/15	$399,995,489
	Total Short Term Investments (Cost $399,997,737)	399,995,489
	Total Investment Portfolio - 93.98% (Cost $2,813,737,090)	2,314,738,823
	Other Assets less Liabilities - 6.02%(h)(i)	148,247,404
	NET ASSETS - 100.00%	$2,462,986,227
Notes:
CAD:	Canadian Dollar.
DIP:	Debtor-In-Possession.
EUR:	Euro.
OID:	Original Issue Discount.
SIPA:	Securities Investor Protection Act of 1970.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Fair-valued security.
(c)	Variable rate security. The rate disclosed is in effect as of April 30, 2015.
(d)	Non-income producing security.
(e)	Security subject to restrictions on resale.

Shares/ Principal Amount[1]		Issuer	Acquisition Date	Cost	Market Value Per Unit
4,710		CEVA Holdings LLC	5/29/13	$5,355,643	$799.98
4,435		CEVA Holdings LLC, Series A-1, Convertible Pfd.	5/29/13	4,435,224	1,100.05
10,196		CEVA Holdings LLC, Series A-2, Convertible Pfd.	5/29/13	13,298,434	799.97
124,461		Geokinetics Holdings USA, Inc.	5/22/13-5/14/14	13,060,780	82.55
1,451,633,736,280		Ideal Standard International Equity S.A. Alpecs	10/31/14	9,915,530	0.002
30,475,697	EUR	Ideal Standard International S.A, Series C, 11.750% Cash or 17.750% Payment-in-kind Interest, due 5/1/18	10/31/14-11/3/14	36,883,003	79.72
1,310,842		MPM Holdings, Inc., Restricted Shares	10/24/14	21,367,809	28.50
50,000		Platinum Energy Solutions, Inc.	10/4/13	1,486,746	24.17
10,874		Platinum Energy Solutions, Inc., Warrants	10/4/13	9,743	0.00
EUR: Euro

[1]	Denominated in U.S. Dollars unless otherwise noted.

[2]	Amount less than $0.01.

At April 30, 2015, these restricted securities had a total market value of $93,893,600 or 3.81% of net assets of the Fund.

(f)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(g)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(h)	A portion is segregated for future fund commitment.
(i)	Includes restricted cash pledged to counterparty as collateral management for forward foreign currency contracts.
(j)	Security is held in the blocker, created to hold the investment for the Fund.
*	Issue in default.
^	Expressed in units.
†	U.S. issuer unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
**	Amount represents less than 0.01%.
#	Annualized yield at date of purchase.

The accompanying notes are an integral part of the financial statements.

17

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments (continued)

at April 30, 2015 (Unaudited)

Country Concentration

% of Net Assets
United States*	82.70%
Luxembourg	6.48
Netherlands	2.95
United Kingdom	1.30
Spain	0.26
Canada	0.18
Australia	0.11
Total	93.98%

* Includes cash equivalents.

Schedule of Forward Foreign Currency Contracts

Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 4/30/15	Unrealized Appreciation/ (Depreciation)
10,450,000 CAD	Goldman Sachs & Co.	5/29/15	$8,684,541	$8,657,994	$26,547
72,500,000 EUR	Goldman Sachs & Co.	5/29/15	79,621,965	81,437,503	(1,815,538)
72,500,000 EUR	JPMorgan Chase Bank, N.A.	5/29/15	79,491,029	81,437,503	(1,946,474)
20,000,000 EUR	Macquarie Bank, Ltd.	5/29/15	21,966,000	22,465,518	(499,518)
					$(4,234,983)
CAD: Canadian Dollar.
EUR: Euro.

The accompanying notes are an integral part of the financial statements.

18

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Third Avenue Trust

Statement of Assets and Liabilities

For the Six Months Ended April 30, 2015 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers†	$1,725,054,058	$446,416,797	$3,275,997,274
Affiliated issuers‡	158,144,263	—	158,502,682
Total investments#	1,883,198,321	446,416,797	3,434,499,956
Cash	107,191,132	11,027,097	126,196,044
Dividends and interest receivable	2,270,443	471,532	10,726,652
Receivable for securities sold	—	1,902,787	—
Restricted cash pledged to counterparty for collateral management	—	—	5,020,000
Receivable for fund shares sold	86,114	9,182	4,297,820
Foreign currency at value^	—	—	29,033
Purchased foreign currency options*	—	—	21,892
Unrealized appreciation for forward foreign currency contracts	—	—	—
Other assets	77,924	32,211	96,225
Other receivables	—	—	657,204
Total assets	1,992,823,934	459,859,606	3,581,544,826
Liabilities:
Written foreign currency options at value**	—	—	551,676
Payable for securities purchased	6,021,978	5,154,805	—
Payable for fund shares redeemed	1,562,314	225,602	59,565,408
Payable to Adviser (Note 3)	1,474,948	344,020	2,644,892
Unrealized depreciation for forward foreign currency contracts	—	—	5,739,307
Payable for shareholder servicing fees (Note 3)	465,943	113,368	686,375
Foreign capital tax payable	—	—	—
Distribution fees payable (Note 6)	18,309	13,330	97,298
Payable for reports to shareholders	156,520	41,365	75,245
Payable to trustees and officers	29,103	4,816	11,689
Accrued expenses	213,201	99,319	197,426
Total liabilities	9,942,316	5,996,625	69,569,316
Net assets	$1,982,881,618	$453,862,981	$3,511,975,510
Summary of net assets:
Capital stock, $0.001 par value	$1,516,105,552	$315,036,612	$2,682,406,428
Accumulated undistributed net investment income/(distributions in excess of net investment income)	(3,697,189)	(6,435,491)	(23,087,106)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	206,313,521	33,967,032	161,012,150
Net unrealized appreciation (depreciation) on investments and translation of foreign currency denominated assets and liabilities	264,159,734	111,294,828	691,644,038
Net assets applicable to capital shares outstanding	$1,982,881,618	$453,862,981	$3,511,975,510
Investor Class:
Net assets	$35,272,377	$10,357,523	$435,552,911
Outstanding shares of beneficial interest, unlimited number of shares authorized	602,601	438,957	13,448,131
Net asset value, offering and redemption price per share ±	$58.53	$23.60	$32.39
Institutional Class:
Net assets	$1,947,609,241	$443,505,458	$3,076,422,599
Outstanding shares of beneficial interest, unlimited number of shares authorized	33,236,060	18,696,572	94,435,541
Net asset value, offering and redemption price per share ±	$58.60	$23.72	$32.58
† Cost of unaffiliated issuers	$1,396,382,690	$335,080,299	$2,592,990,526
‡ Cost of affiliated issuers	$222,642,634	$—	$143,823,028
# Total cost	$1,619,025,324	$335,080,299	$2,736,813,554
^ Cost of foreign currency	$—	$—	$28,645
* Cost of purchased foreign currency options	$—	$—	$275,000
** Premiums received for written foreign currency options	$—	$—	$275,000
± Redemption price is gross of redemption fees (Note 7)

The accompanying notes are an integral part of the financial statements.

20

International Value Fund	Focused Credit Fund

$234,279,263	$2,186,076,898
29,277,766	128,661,925
263,557,029	2,314,738,823
2,584,113	115,861,381
2,955,804	39,610,975
2,773,961	4,949,123
—	960,000
30,274	4,521,035
4,083	203,793
—	—
—	26,547
28,449	77,321
—	420,180
271,933,713	2,481,369,178

—	—
269,355	9,820,435
437,284	1,839,099
312,029	1,517,432
—	4,261,530
98,891	237,003
—	143,002
5,055	327,789
93,499	78,305
5,323	8,901
127,269	149,455
1,348,705	18,382,951
$270,585,008	$2,462,986,227

$285,046,508	$2,948,977,531

(4,092,090)	79,426,140
(5,083,326)	(61,801,274)

(5,286,084)	(503,616,170)
$270,585,008	$2,462,986,227

$7,668,293	$697,375,585
442,932	74,151,037
$17.31	$9.40

$262,916,715	$1,765,610,642
15,209,365	187,949,214
$17.29	$9.39
$238,226,083	$2,692,929,196
$30,310,520	$120,807,894
$268,536,603	$2,813,737,090
$3,960	$204,493
$—	$—
$—	$—

The accompanying notes are an integral part of the financial statements.

21

Third Avenue Trust

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Investment Income:
Dividends - unaffiliated issuers*	$14,505,739	$1,994,238	$21,644,296
Dividends - affiliated issuers (Note 5)	214,739	—	—
Interest - unaffiliated issuers*	161,258	—	20,275
Interest - affiliated issuers (Note 5)	—	—	—
Interest - payment-in-kind unaffiliated issuers (Note 1)	—	—	—
Interest - payment-in-kind affiliated issuers (Notes 1 and 5)	645,152	—	—
Other income	45,213	—	43,074
Total investment income	15,572,101	1,994,238	21,707,645
Expenses:
Investment advisory fees (Note 3)	9,157,846	2,158,691	15,191,495
Shareholder servicing fees (Note 3)	993,716	251,056	1,961,436
Transfer agent fees	307,731	125,796	230,292
Reports to shareholders	173,561	48,227	185,959
Trustees’ and officers’ fees and expenses	150,955	34,095	207,669
Accounting fees	83,053	22,948	125,106
Custodian fees	77,131	7,731	128,343
Auditing and tax fees	69,106	37,379	45,154
Legal fees	57,372	19,776	22,315
Administration fees (Note 3)	55,965	13,192	92,837
Distribution fees (Note 6)	42,071	12,654	500,967
Insurance	41,382	10,085	51,401
Registration and filing fees	36,928	19,253	54,468
Miscellaneous	37,163	10,909	137,311
Total expenses	11,283,980	2,771,792	18,934,753
Less: Expenses waived (Note 3)	—	—	—
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(23,818)	(2,076)	(82,080)
Net expenses	11,260,162	2,769,716	18,852,673
Net investment income/(loss)	4,311,939	(775,478)	2,854,972
Realized and unrealized gain/(loss) on investments/written options and foreign currency transactions:
Net realized gain/(loss) on investments - unaffiliated issuers#	166,325,107	35,210,707	119,981,818
Net realized gain on investments - affiliated issuers	3,623,201	—	—
Net realized gain on written equity options	315,500	—	1,892,007
Net realized gain/(loss) on foreign currency transactions	17,315	(12,802)	46,012,238
Net change in unrealized appreciation/(depreciation) on investments	(98,000,591)	(13,622,662)	13,302,198
Net change in unrealized depreciation on written equity options	(109,500)	—	(1,726,607)
Net change in unrealized appreciation/(depreciation) on translation of other
assets and liabilities denominated in foreign currency	44,983	(27,915)	(10,073,585)
Net change in deferred taxes on unrealized appreciation	—	—	—
Net increase/(decrease) on investments and foreign currency transactions	72,216,015	21,547,328	169,388,069
Net increase/(decrease) in net assets resulting from operations	$76,527,954	$20,771,850	$172,243,041
* Net of foreign withholding taxes of	$681,152	$—	$1,632,922
# Net of foreign capital gains tax of	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

22

International Value Fund	Focused Credit Fund

$2,036,681	$7,328,017
—	—
108,240	90,872,269
—	913,531
—	25,986,426
—	631,970
—	534,196
2,144,921	126,266,409

1,832,352	9,452,122
194,063	743,836
106,261	93,697
63,735	183,667
23,232	166,811
25,689	125,255
52,743	51,351
37,491	89,129
11,852	297,532
8,062	69,315
11,283	952,753
11,273	61,193
22,799	116,021
19,529	81,035
2,420,364	12,483,717
(354,115)	—
(2,732)	(37,445)
2,063,517	12,446,272
81,404	113,820,137

9,639,420	(89,459,747)
323,488	—
—	—
(109,367)	29,951,605
3,076,366	(236,998,222)
—	—

(61,781)	(6,006,281)
306,425	—
13,174,551	(302,512,645)
$13,255,955	$(188,692,508)
$179,955	$474
$98,978	$—

The accompanying notes are an integral part of the financial statements.

23

Third Avenue Trust

Statements of Changes in Net Assets

	Value Fund		Small-Cap Value Fund
	For the Six Months Ended April 30, 2015 (Unaudited)	For the Year Ended October 31, 2014	For the Six Months Ended April 30, 2015 (Unaudited)	For the Year Ended October 31, 2014
Operations:
Net investment income/(loss)	$4,311,939	$63,706,192	$(775,478)	$(1,081,749)
Net realized gain/(loss)	170,281,123	151,643,183	35,197,905	103,628,738
Net change in unrealized appreciation/(depreciation)	(98,065,108)	(48,963,218)	(13,650,577)	(61,145,669)
Net increase/(decrease) in net assets resulting from operations	$76,527,954	$166,386,157	$20,771,850	$41,401,320

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(1,186,004)	(1,149,550)	—	—
Institutional Class	(78,815,872)	(84,085,744)	—	(849,043)
Net realized gains:
Investor Class	(603,699)	—	(2,033,716)	(750,926)
Institutional Class	(37,196,365)	—	(98,965,532)	(40,845,424)
Decrease in net assets from dividends and distributions	(117,801,940)	(85,235,294)	(100,999,248)	(42,445,393)

Capital Share Transactions:
Proceeds from sale of shares	23,946,364	88,843,094	7,998,713	20,936,904
Net asset value of shares issued in reinvestment of dividends and distributions	109,844,922	80,139,122	97,559,754	41,203,254
Redemption fees	4,244	13,858	1,193	3,629
Cost of shares redeemed	(275,129,897)	(716,104,569)	(91,420,153)	(220,855,475)
Net increase/(decrease) in net assets resulting from capital share transactions	(141,334,367)	(547,108,495)	14,139,507	(158,711,688)
Net increase/(decrease) in net assets	(182,608,353)	(465,957,632)	(66,087,891)	(159,755,761)
Net assets at beginning of period	2,165,489,971	2,631,447,603	519,950,872	679,706,633
Net assets at end of period*	$1,982,881,618	$2,165,489,971	$453,862,981	$519,950,872
* Including accumulated undistributed net investment income/ (distributions in excess of net investment income) of	$(3,697,189)	$71,992,748	$(6,435,491)	$(5,660,013)

The accompanying notes are an integral part of the financial statements.

24

Real Estate Value Fund		International Value Fund		Focused Credit Fund
For the Six Months Ended April 30, 2015 (Unaudited)	For the Year Ended October 31, 2014	For the Six Months Ended April 30, 2015 (Unaudited)	For the Year Ended October 31, 2014	For the Six Months Ended April 30, 2015 (Unaudited)	For the Year Ended October 31, 2014

$2,854,972	$47,668,328	$81,404	$19,064,484	$113,820,137	$267,212,698
167,886,063	74,424,165	9,853,541	84,582,150	(59,508,142)	32,738,809
1,502,006	155,267,873	3,321,010	(160,955,559)	(243,004,503)	(307,052,516)
$172,243,041	$277,360,366	$13,255,955	$(57,308,925)	$(188,692,508)	$(7,101,009)

(5,176,771)	(1,571,043)	(704,920)	(394,709)	(34,890,474)	(81,551,899)
(44,946,801)	(20,726,891)	(21,445,284)	(15,699,040)	(81,740,676)	(114,190,590)

(7,373,691)	(2,422,235)	—	—	(4,768,981)	—
(55,424,653)	(27,463,643)	—	—	(10,581,494)	—
(112,921,916)	(52,183,812)	(22,150,204)	(16,093,749)	(131,981,625)	(195,742,489)

552,237,645	1,206,714,273	6,932,127	51,854,263	678,830,429	2,639,140,846

106,285,273	49,667,615	21,124,596	14,817,419	113,137,880	165,082,808
32,747	70,645	5,909	16,624	160,497	250,689
(440,584,280)	(402,672,506)	(100,347,311)	(899,641,397)	(978,489,867)	(1,400,052,915)
217,971,385	853,780,027	(72,284,679)	(832,953,091)	(186,361,061)	1,404,421,428
277,292,510	1,078,956,581	(81,178,928)	(906,355,765)	(507,035,194)	1,201,577,930
3,234,683,000	2,155,726,419	351,763,936	1,258,119,701	2,970,021,421	1,768,443,491
$3,511,975,510	$3,234,683,000	$270,585,008	$351,763,936	$2,462,986,227	$2,970,021,421

$(23,087,106)	$24,181,494	$(4,092,090)	$17,976,710	$79,426,140	$82,237,153

The accompanying notes are an integral part of the financial statements.

25

Third Avenue Trust

Statement of Cash Flows

For the Period Ended April 30, 2015 (Unaudited)

Focused Credit Fund

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(188,692,508)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used by operating activities:
Purchases of long-term securities	(617,050,670)
Proceeds from sales and paydowns of long-term securities	1,115,124,077
Purchases of short-term securities	(1,077,098,018)
Sales of short-term securities	720,321,275
Net change in unrealized (appreciation)/depreciation on investment securities and deferred taxes	235,827,199
Net realized losses from investment transactions	77,523,045
Payment-in-kind interest income and other non-cash receipt of income	(26,618,396)
Amortization of premium and discount - net	(28,026,690)
Increase in restricted cash pledged to counterparty for collateral management	(960,000)
Decrease in interest and dividends receivable	25,773,894
Decrease in foreign currency held	582,695
Decrease in prepaid expenses, other assets and other receivables	654,007
Net change in unrealized (appreciation)/depreciation on forward foreign currency contracts	6,369,751
Decrease in payable to Adviser	(395,479)
Decrease in accrued expenses and other liabilities	(3,580,071)
Net Cash Used by Operating Activities	239,754,111

Cash Flows from Financing Activities:
Proceeds from issuance of shares	679,167,459
Cash payments on shares redeemed net of redemption fees	(980,864,830)
Distributions paid to shareholders	(18,843,745)
Net Cash Provided by Financing Activities	(320,541,116)

Cash:
Net change in cash	(80,787,005)
Cash at beginning of period	196,648,386
Cash at end of period	$115,861,381

Noncash Investing and Financing Activities:
Capital shares issued in reinvestment of distributions paid to shareholders	$113,137,880
Noncash investment transactions - Mergers, restructurings, dividend reinvestments and payment-in-kind interest income	272,312,893

The accompanying notes are an integral part of the financial statements.

26

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	For the
	Six Months					For the Period
	Ended					Ended
	April 30,	Years Ended October 31,				October 31,
	2015	2014	2013	2012	2011	2010*
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$59.54	$57.73	$48.47	$44.00	$50.09	$46.32
Income/(loss) from investment operations:
Net investment income@	0.05	1.39 ±	0.61 **	0.27	0.37	0.59
Net gain/(loss) on investment transactions (both realized and unrealized)	2.09 [3]	2.22 [3]	9.89 [3]	4.99 [2]	(5.56)[2]	3.18	[1]
Total from investment operations	2.14	3.61	10.50	5.26	(5.19)	3.77
Less dividends and distributions to shareholders:
Dividends from net investment income	(2.09)	(1.80)	(1.24)	(0.79)	(0.90)	—
Distributions from realized gains	(1.06)	—	—	—	—	—
Total dividends and distributions	(3.15)	(1.80)	(1.24)	(0.79)	(0.90)	—
Net asset value, end of period	$58.53	$59.54	$57.73	$48.47	$44.00	$50.09
Total return[4]	3.74%[5]	6.45%	22.07%	12.36%	(10.62%)	8.16%[5]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$35,272	$33,936	$36,811	$25,796	$25,547	$18,553
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.35%[6]	1.33%	1.35%	1.36%	1.38%	1.46%[6]
After fee waivers/expense offset arrangement/recovery[7]	1.35%[6]	1.32%	1.35%†	1.40%†	1.40%†	1.40	%6#
Ratio of net investment income to average net assets	0.18%[6]	2.36%±	1.15%**	0.61%	0.75%	1.54%[6]
Portfolio turnover rate	10%[5]	31%	21%	16%	6%	2%[5]

[1]	Includes redemption fees of $0.04 per share.
[2]	Includes redemption fees of $0.01 per share.
[3]	Includes redemption fees of less than $0.01 per share.
[4]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
[5]	Not annualized.
[6]	Annualized.
[7]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.
†	The Adviser recovered a portion of its previously waived fees.
#	The Adviser waived a portion of its fees.
*	Period from December 31, 2009 (commencement of operations) through October 31, 2010.
**	Investment income per share reflects a special dividend received during the period which amounted to $0.44 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.33%
±	Investment income per share reflects special dividends received during the period which amounted to $0.41 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.67%.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

27

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	For the
	Six Months
	Ended
	April 30,	Years Ended October 31,
	2015	2014	2013	2012	2011	2010
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$59.69	$57.86	$48.53	$44.08	$50.13	$44.60
Income/(loss) from investment operations:
Net investment income@	0.12	1.53±	0.77 **	0.37	0.43	0.71
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	2.10	2.23	9.87	4.98	(5.51)	5.96
Total from investment operations	2.22	3.76	10.64	5.35	(5.08)	6.67
Less dividends and distributions to shareholders:
Dividends from net investment income	(2.25)	(1.93)	(1.31)	(0.90)	(0.97)	(1.14)
Distributions from realized gains	(1.06)	—	—	—	—	—
Total dividends and distributions	(3.31)	(1.93)	(1.31)	(0.90)	(0.97)	(1.14)
Net asset value, end of period	$58.60	$59.69	$57.86	$48.53	$44.08	$50.13
Total return[2]	3.89%[4]	6.70%	22.40%	12.61%	(10.42%)	15.25%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,947,609	$2,131,554	$2,594,637	$2,601,961	$3,451,647	$5,040,109
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.10%[5]	1.08%	1.10%	1.11%	1.13%	1.19%
After fee waivers/expense offset arrangement/recovery[3]	1.10%[5]	1.07%	1.10%†	1.15%†	1.15%†	1.15%#
Ratio of net investment income to average net assets	0.43%[5]	2.61%±	1.45%**	0.83%	0.86%	1.55%
Portfolio turnover rate	10%[4]	31%	21%	16%	6%	2%

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
[3]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.
[4]	Not annualized.
[5]	Annualized.
†	The Adviser recovered a portion of its previously waived fees.
#	The Adviser waived a portion of its fees.
**	Investment income per share reflects a special dividend received during the period which amounted to $0.44 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.63%
±	Investment income per share reflects special dividends received during the period which amounted to $0.41 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.92%.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

28

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the
	Six Months					For the Period
	Ended					Ended
	April 30,	Years Ended October 31,				October 31,
	2015	2014	2013	2012	2011	2010*
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$28.18	$28.10	$22.13	$20.25	$19.35	$18.19
Income/(loss) from investment operations:
Net investment income/(loss)@	(0.07)	(0.11)	0.06 **	(0.04)	(0.01)	0.02
Net gain on investment transactions (both realized and unrealized)	1.10 [2]	1.96 [2]	6.57 [2]	2.01 [2]	1.10 [1]	1.14	[2]
Total from investment operations	1.03	1.85	6.63	1.97	1.09	1.16
Less dividends and distributions to shareholders:
Dividends from net investment income	—	—	(0.16)	(0.02)	(0.19)	—
Distributions from realized gains	(5.61)	(1.77)	(0.50)	(0.07)	—	—
Total dividends and distributions	(5.61)	(1.77)	(0.66)	(0.09)	(0.19)	—
Net asset value, end of period	$23.60	$28.18	$28.10	$22.13	$20.25	$19.35
Total return[3]	4.34%[4]	6.85%	30.74%	9.77%	5.58%	6.38%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$10,358	$9,898	$11,995	$8,216	$7,490	$4,505
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.40%[5]	1.35%	1.37%	1.38%	1.39%	1.42%[5]
After fee waivers/expense offset arrangement/recovery[6]	1.40%[5]	1.35%	1.37%	1.38%†	1.40%†	1.40	%5#
Ratio of net investment income/(loss) to average net assets	(0.58%)[5]	(0.41%)	0.25%**	(0.18%)	(0.07%)	0.10%[5]
Portfolio turnover rate	10%[4]	40%	39%	33%	34%	9%[4]

[1]	Includes redemption fees of $0.02 per share.
[2]	Includes redemption fees of less than $0.01 per share.
[3]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
[4]	Not annualized.
[5]	Annualized.
[6]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.
†	The Adviser recovered a portion of its previously waived fees.
#	The Adviser waived a portion of its fees.
*	Period from December 31, 2009 (commencement of operations) through October 31, 2010.
**	Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income/(loss) to average net assets would have been (0.18%).
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

29

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the
	Six Months
	Ended
	April 30,	Years Ended October 31,
	2015	2014	2013	2012	2011	2010
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$28.27	$28.16	$22.18	$20.30	$19.38	$17.17
Income/(loss) from investment operations:
Net investment income/(loss)@	(0.04)	(0.05)	0.15 **	0.01	0.03	0.12
Net gain on investment transactions (both realized and unrealized)[1]	1.10	1.97	6.54	2.01	1.10	2.23
Total from investment operations	1.06	1.92	6.69	2.02	1.13	2.35
Less dividends and distributions to shareholders:
Dividends from net investment income	—	(0.04)	(0.21)	(0.07)	(0.21)	(0.14)
Distributions from realized gains	(5.61)	(1.77)	(0.50)	(0.07)	—	—
Total dividends and distributions	(5.61)	(1.81)	(0.71)	(0.14)	(0.21)	(0.14)
Net asset value, end of period	$23.72	$28.27	$28.16	$22.18	$20.30	$19.38
Total return[2]	4.45%[4]	7.09%	31.05%	9.99%	5.80%	13.73%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$443,505	$510,053	$667,712	$641,684	$794,495	$1,050,173
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.15%[5]	1.10%	1.12%	1.13%	1.14%	1.16%
After fee waivers/expense offset arrangement/recovery[3]	1.15%[5]	1.10%	1.12%	1.13%†	1.15%†	1.14%#
Ratio of net investment income/(loss) to average net assets	(0.32%)[5]	(0.17%)	0.62%**	0.07%	0.15%	0.65%
Portfolio turnover rate	10%[4]	40%	39%	33%	34%	9%

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
[3]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.
[4]	Not annualized.
[5]	Annualized.
†	The Adviser recovered a portion of its previously waived fees.
#	The Adviser waived a portion of its fees.
**	Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.19%
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

30

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the
	Six Months					For the Period
	Ended					Ended
	April 30,	Years Ended October 31,				October 31,
	2015	2014	2013	2012	2011	2010*
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$31.84	$29.40	$26.53	$21.40	$22.90	$20.47
Income/(loss) from investment operations:
Net investment income/(loss)@	(0.00)^	0.50 ±	0.10	0.16	0.02	0.40
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	1.62	2.60	4.99	4.97	(0.63)	2.03
Total from investment operations	1.62	3.10	5.09	5.13	(0.61)	2.43
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.44)	(0.26)	(0.84)	—	(0.89)	—
Distributions from realized gains	(0.63)	(0.40)	(1.38)	—	—	—
Total dividends and distributions	(1.07)	(0.66)	(2.22)	—	(0.89)	—
Net asset value, end of period	$32.39	$31.84	$29.40	$26.53	$21.40	$22.90
Total return[2]	5.18%[3]	10.84%	20.61%	23.97%	(2.89%)	11.87%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$435,553	$367,834	$145,169	$60,684	$48,327	$28,594
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.34%[4]	1.34%	1.34%	1.34%	1.38%	1.44%[4]
After fee waivers/expense offset arrangement/recovery[5]	1.34%[4]	1.33%	1.33%	1.34%	1.40%†	1.40	%4#
Ratio of net investment income/(loss) to average net assets	(0.03%)[4]	1.63%±	0.36%	0.68%	0.11%	2.27%[4]
Portfolio turnover rate	8%[3]	14%	13%	4%	32%	26%[3]

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
[3]	Not annualized.
[4]	Annualized.
[5]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.
†	The Adviser recovered previously waived fees.
#	The Adviser waived a portion of its fees.
*	Period from December 31, 2009 (commencement of operations) through October 31, 2010.
±	Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.43%.
@	Calculated based on the average number of shares outstanding during the period.
^	Amount less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

31

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the
	Six Months
	Ended
	April 30,	Years Ended October 31,
	2015	2014	2013	2012	2011	2010
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$32.05	$29.56	$26.66	$21.45	$22.93	$19.86
Income/(loss) from investment operations:
Net investment income@	0.03	0.56 ±	0.18	0.22	0.06	0.44
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	1.64	2.63	4.99	4.99	(0.62)	2.89
Total from investment operations	1.67	3.19	5.17	5.21	(0.56)	3.33
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.51)	(0.30)	(0.89)	—	(0.92)	(0.26)
Distributions from realized gains	(0.63)	(0.40)	(1.38)	—	—	—
Total dividends and distributions	(1.14)	(0.70)	(2.27)	—	(0.92)	(0.26)
Net asset value, end of period	$32.58	$32.05	$29.56	$26.66	$21.45	$22.93
Total return[2]	5.31%[3]	11.11%	20.87%	24.29%	(2.66%)	16.94%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,076,423	$2,866,849	$2,010,557	$1,689,612	$1,579,121	$1,652,647
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.09%[4]	1.09%	1.09%	1.09%	1.13%	1.18%
After fee waivers/expense offset arrangement/recovery[5]	1.09%[4]	1.08%	1.08%	1.09%	1.15%†	1.14%#
Ratio of net investment income to average net assets	0.20%[4]	1.82%±	0.65%	0.96%	0.26%	2.09%
Portfolio turnover rate	8%[3]	14%	13%	4%	32%	26%

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
[3]	Not annualized.
[4]	Annualized.
[5]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.
†	The Adviser recovered previously waived fees.
#	The Adviser waived a portion of its fees.
±	Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.62%.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

32

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue International Value Fund
	For the
	Six Months					For the Period
	Ended					Ended
	April 30,	Years Ended October 31,				October 31,
	2015	2014	2013	2012	2011	2010*
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$17.58	$19.96	$16.14	$15.29	$16.31	$15.51
Income/(loss) from investment operations:
Net investment income/(loss)@	(0.02)	0.39 ±	0.25 **	0.08	0.09	0.32
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	0.86	(2.55)	3.68	0.99	(0.85)	0.48
Total from investment operations	0.84	(2.16)	3.93	1.07	(0.76)	0.80
Less dividends and distributions to shareholders:
Dividends from net investment income	(1.11)	(0.22)	(0.11)	(0.22)	(0.26)	—
Total dividends and distributions	(1.11)	(0.22)	(0.11)	(0.22)	(0.26)	—
Net asset value, end of period	$17.31	$17.58	$19.96	$16.14	$15.29	$16.31
Total return[2]	5.02%[4]	(10.96%)	24.49%	7.20%	(4.76%)	5.16%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$7,668	$12,266	$35,013	$18,533	$13,997	$6,920
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement	1.89%[5]	1.71%	1.69%	1.69%	1.69%	1.77%[5]
After fee waivers and expense offset arrangement3#	1.65%[5]	1.65%	1.65%	1.65%	1.65%	1.65%[5]
Ratio of net investment income/(loss) to average net assets	(0.24%)[5]	1.99%±	1.37%**	0.53%	0.56%	2.55%[5]
Portfolio turnover rate	11%[4]	22%	11%	20%	24%	13%[4]

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
[3]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.65%.
[4]	Not annualized.
[5]	Annualized.
#	The Adviser waived a portion of its fees.
*	Period from December 31, 2009 (commencement of operations) through October 31, 2010.
**	Investment income per share reflects a special dividend received during the period which amounted to $0.15 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.53%.
±	Investment income per share reflects special dividends received during the period which amounted to $0.12 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.39%.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

33

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue International Value Fund
	For the
	Six Months
	Ended
	April 30,	Years Ended October 31,
	2015	2014	2013	2012	2011	2010
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$17.63	$20.00	$16.16	$15.33	$16.33	$15.18
Income/(loss) from investment operations:
Net investment income@	0.01	0.43 ±	0.25 **	0.12	0.10	0.24
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	0.85	(2.54)	3.74	0.97	(0.81)	1.09
Total from investment operations	0.86	(2.11)	3.99	1.09	(0.71)	1.33
Less dividends and distributions to shareholders:
Dividends from net investment income	(1.20)	(0.26)	(0.15)	(0.26)	(0.29)	(0.18)
Total dividends and distributions	(1.20)	(0.26)	(0.15)	(0.26)	(0.29)	(0.18)
Net asset value, end of period	$17.29	$17.63	$20.00	$16.16	$15.33	$16.33
Total return[2]	5.20%[3]	(10.79%)	24.89%	7.39%	(4.51%)	8.84%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$262,917	$339,498	$1,223,107	$1,176,256	$1,277,674	$1,517,296
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement	1.64%[4]	1.46%	1.44%	1.44%	1.44%	1.51%
After fee waivers and expense offset arrangement5#	1.40%[4]	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	0.06%[4]	2.19%±	1.40%**	0.80%	0.58%	1.58%
Portfolio turnover rate	11%[3]	22%	11%	20%	24%	13%

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
[3]	Not annualized.
[4]	Annualized.
[5]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.
#	The Adviser waived a portion of its fees.
**	Investment income per share reflects a special dividend received during the period which amounted to $0.15 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.56%.
±	Investment income per share reflects special dividends received during the period which amounted to $0.12 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.59%.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

34

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Focused Credit Fund
	For the
	Six Months
	Ended
	April 30,	Years Ended October 31,
	2015	2014	2013	2012	2011	2010
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$10.61	$11.08	$10.25	$10.51	$11.36	$10.25
Income/(loss) from investment operations:
Net investment income@	0.43	1.09	0.88	0.76	0.85	0.83
Net gain/(loss) on investment transactions (both realized and unrealized)	(1.15)[1]	(0.76)[1]	0.78 [1]	0.13 [1]	(0.81)[2]	0.89 [3]
Total from investment operations	(0.72)	0.33	1.66	0.89	0.04	1.72
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.43)	(0.80)	(0.83)	(0.69)	(0.79)	(0.60)
Distributions from realized gains	(0.06)	—	—	(0.46)	(0.10)	(0.01)
Total dividends and distributions	(0.49)	(0.80)	(0.83)	(1.15)	(0.89)	(0.61)
Net asset value, end of period	$9.40	$10.61	$11.08	$10.25	$10.51	$11.36
Total return[4]	(6.82%)[5]	2.67%	16.61%	9.60%	0.24%	17.19%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$697,376	$920,914	$752,422	$335,216	$338,098	$248,975
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.16%[6]	1.16%	1.16%	1.14%	1.18%	1.20%
After fee waivers/expense offset arrangement/recovery[7]	1.16%[6]	1.15%	1.16%	1.14%	1.18%	1.21%†
Before interest expense	1.16%[6]	1.13%	1.16%	1.14%	1.18%	1.21%†
Ratio of net investment income to average net assets	8.93%[6]	9.35%	8.12%	7.61%	7.64%	7.69%
Portfolio turnover rate	20%[5]	53%	58%	72%	105%	129%

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Includes redemption fees of $0.01 per share.
[3]	Includes redemption fees of $0.02 per share.
[4]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
[5]	Not annualized.
[6]	Annualized.
[7]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%. Effective March 1, 2011, the expense limitation has been reduced to 1.20%.
†	The Adviser recovered previously waived fees.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

35

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Focused Credit Fund
	For the
	Six Months
	Ended
	April 30,	Years Ended October 31,
	2015	2014	2013	2012	2011	2010
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$10.60	$11.07	$10.24	$10.50	$11.36	$10.26
Income/(loss) from investment operations:
Net investment income@	0.44	1.12	0.92	0.79	0.88	0.86
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(1.15)	(0.77)	0.77	0.13	(0.83)	0.87
Total from investment operations	(0.71)	0.35	1.69	0.92	0.05	1.73
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.44)	(0.82)	(0.86)	(0.72)	(0.81)	(0.62)
Distributions from realized gains	(0.06)	—	—	(0.46)	(0.10)	(0.01)
Total dividends and distributions	(0.50)	(0.82)	(0.86)	(1.18)	(0.91)	(0.63)
Net asset value, end of period	$9.39	$10.60	$11.07	$10.24	$10.50	$11.36
Total return[2]	(6.81%)[3]	2.93%	16.91%	9.89%	0.37%	17.38%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,765,611	$2,049,107	$1,016,021	$649,492	$765,467	$759,666
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	0.92%[4]	0.92%	0.91%	0.89%	0.92%	0.93%
After fee waivers/expense offset arrangement/recovery[5]	0.91%[4]	0.92%	0.91%	0.89%	0.92%	0.94%†
Before interest expense	0.91%[4]	0.88%	0.91%	0.89%	0.92%	0.94%†
Ratio of net investment income to average net assets	9.08%[4]	9.62%	8.48%	7.94%	7.87%	7.99%
Portfolio turnover rate	20%[3]	53%	58%	72%	105%	129%

[1]	Includes redemption fees of less than $0.01 per share.
[2]	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
[3]	Not annualized.
[4]	Annualized.
[5]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 0.95%.
†	The Adviser recovered previously waived fees.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

36

Third Avenue Trust

Notes to Financial Statements

April 30, 2015 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its investment objective of long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its investment objective of long-term capital appreciation mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period (as measured each calendar quarter end) of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data). The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Real Estate Value Fund seeks to achieve its investment objective of long-term capital appreciation primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate companies that the Adviser believes have above-average yield potential. The Fund invests in both domestic and foreign securities.

Third Avenue International Value Fund seeks to achieve its investment objective of long-term capital appreciation primarily by acquiring equity securities, including common stocks and convertible securities, of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries and, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of issuers located outside of the United States at the time of investment. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued.

Third Avenue Focused Credit Fund seeks to achieve its investment objective of long-term total return mainly by investing in bonds and other types of credit instruments and intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in bonds and other types of credit instruments. Credit instruments include high-yield bonds (commonly known as “junk bonds” or “junk debt”), bank debt, convertible bonds or preferred stock, loans made to bankrupt companies (including debtor-in-possession loans), loans made to refinance distressed companies and other types of debt instruments. In making these investments, the Adviser will seek to purchase instruments that the Adviser believes are undervalued. The Fund may have significant investments in distressed and defaulted securities and intends to focus on a relatively small number of issuers. The Fund may also purchase equity securities or hold significant positions in equity or other assets that the Fund receives as part of a reorganization process, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous.

37

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Because of the Funds’ disciplined and deliberate investing approach, there may be times when a Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their NAVs. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At April 30, 2015, such securities had a total fair value of $16,926,131 or 0.85% of net assets of Third Avenue Value Fund, $30,925,115 or 0.88% of net assets of Third Avenue Real Estate Value Fund, and $167,108,679 or 6.78% of net assets of Third Avenue Focused Credit Fund. There were no fair valued securities for Third Avenue Small-Cap Value Fund and Third Avenue International Value Fund at April 30, 2015. Among the factors that may be considered by the Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stocks and debt securities, comparable multiples of similar issuers, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•      Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

38

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

•      Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•      Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks, Preferred Stocks, and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Claims—Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-ask lists, offerings, market movements, the callability of

39

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Written and Purchased)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Funds’ investments as of April 30, 2015:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Building & Construction Products/Services	$—	$—	$—	$3,973,571	$—
Chemicals	—	—	—	—	47,372
Consumer Products	59,005,801	—	—	—	—
Diversified Holding Companies	211,653,610	10,405,292	—	23,812,656	—
Forest Products & Paper	77,715,949	7,714,865	248,364,379	7,390,450	—
U.S. Real Estate Operating Companies	30,298,602	23,332,563	162,259,940	—	—
Utilities	73,180,085	—	—	—	325,495
Other**	1,391,956,830	393,220,093	2,369,916,896	186,087,319	65,714,719
Preferred Stocks:
Financials	—	—	—	—	45,658,224
Closed-End Funds:
Financials	—	—	—	—	81,650,050
Total for Level 1 Securities	1,843,810,877	434,672,813	2,780,541,215	221,263,996	193,395,860
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks & Warrants:
Building & Construction Products/Services	—	—	—	15,189,060	—
Chemicals	—	—	—	—	62,081,265
Diversified Holding Companies	—	11,743,984	—	—	—
Forest Products & Paper	—	—	—	14,088,706	—
Utilities	—	—	—	—	60,315,512
Preferred Stocks:
Services	—	—	—	—	12,384,202
Debt Securities issued by the U.S. Treasury and other government corporations and agencies:
Municipal Bonds	—	—	—	—	1,872,000
Corporate Bonds & Notes	14,573,625	—	—	4,875,000	1,080,846,846
Term Loans	—	—	—	—	67,577,897
Claims	7,887,688	—	—	—	35,625,000
Purchased Options:
Foreign Currency Put Options	—	—	21,892	—	—
Foreign Government Bonds	—	—	—	8,140,266	—
Short Term Investments:
U.S. Government Obligations	—	—	499,992,620	—	399,995,489
Total for Level 2 Securities	$22,461,313	$11,743,984	$500,014,512	$42,293,032	$1,720,698,211
40

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Summary by level of inputs (continued)

	Third Avenue Value Fund		Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	$—	*	$—	$—	$—	$—
Energy	—		—	—	—	46,622,165	*
Financial Insurance	285,000		—	—	—	—
Manufacturing	—		—	—	—	1,737,318	*
Services	—		—	—	—	602,563
Transportation Services	—		—	—	—	3,767,928
U.S. Real Estate Operating Companies	—		—	27,796,278	—	—
Limited Partnerships:
Insurance & Reinsurance	68,330		—	—	—	—
Convertible Preferred Stocks:
Transportation Services	—		—	—	—	13,035,278
Preferred Stocks:
Energy	—		—	—	—	3,120,358
Financials	—		—	—	—	18,646,543
Non-U.S. Real Estate Operating Companies	—		—	29,287,551	—	—
Corporate Bonds & Notes	16,572,801		—	—	—	138,366,650	*
Term Loans	—		—	3,128,837	—	142,059,322
Claims	—		—	—	—	6,474,869	*
Private Equities:
Automotive	—		—	—	—	11,250,000
Chemicals	—		—	—	—	9,965,778
Consumer Products	—		—	—	—	3,952,674
Energy	—		—	—	—	1,043,306
U.S. Real Estate Operating Companies	—		—	93,753,455	—	—
Total for Level 3 Securities	16,926,131		—	153,966,121	—	400,644,752
Total Value of Investments	$1,883,198,321		$446,416,797	$3,434,521,848	$263,557,028	$2,314,738,823
Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Written Foreign Currency Options	$—		$—	$(551,676)	$—	$—
Forward Foreign Currency Contracts - Assets	—		—	—	—	26,547
Forward Foreign Currency Contracts - Liabilities	—		—	(5,739,307)	—	(4,261,530)
Total Value or Appreciation/(Depreciation) of Other Financial Instruments	$—		$—	$(6,290,983)	$—	$(4,234,983)

†	The value of security that transferred from Level 2 on October 31, 2014 to Level 1 on April 30, 2015 for Third Avenue Focused Credit Fund was $7,175,626. The transfer was due to the availability of quoted prices in active market at period end.
*	Includes investments fair valued at zero.
**	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are recorded utilizing values as of the beginning of the period.

41

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Third Avenue Value Fund

	Common		Corporate	Limited
	Stocks		Bonds & Notes	Partnerships	Total
Balance as of 10/31/14 (fair value)
Consumer Products	$—	*	$4,507,464	$—	$4,507,464
Financial Insurance	259,000		—	—	259,000
Insurance & Reinsurance	40,800		—	92,941	133,741
Payment-in-kind
Consumer Products	—		645,152	—	645,152
Sales
Insurance & Reinsurance	(49,673)		—	—	(49,673)
Net change in unrealized gain/(loss)
Consumer Products	—		11,420,185	—	11,420,185
Financial Insurance	26,000		—	—	26,000
Insurance & Reinsurance	11,870,336		—	(24,611)	11,845,725
Net realized gain/(loss)
Insurance & Reinsurance	(11,861,463)		—	—	(11,861,463)
Balance as of 4/30/15 (fair value)
Consumer Products	—	*	16,572,801	—	16,572,801
Financial Insurance	285,000		—	—	285,000
Insurance & Reinsurance	—		—	68,330	68,330
Total	$285,000		$16,572,801	$68,330	$16,926,131
Net change in unrealized gain/(loss) related to securities still held as of April 30, 2015					$11,421,574

*	Investments fair valued at zero.

Third Avenue Real Estate Value Fund

		Preferred	Private
	Common Stocks	Stocks	Equities	Term Loans	Total
Balance as of 10/31/14 (fair value)
Non-U.S. Real Estate Operating Companies	$—	$33,993,569	$—	$3,337,522	$37,331,091
U.S. Real Estate Operating Companies	19,295,656	—	100,965,259	—	120,260,915
Payment-in-kind
Non-U.S. Real Estate Operating Companies	—	—	—	139,901	139,901
Net change in unrealized gain/(loss)
Non-U.S. Real Estate Operating Companies	—	(4,706,018)	—	(348,586)	(5,054,604)
U.S. Real Estate Operating Companies	8,500,622	—	(7,211,804)	—	1,288,818
Balance as of 4/30/15 (fair value)
Non-U.S. Real Estate Operating Companies	—	29,287,551	—	3,128,837	32,416,388
U.S. Real Estate Operating Companies	27,796,278	—	93,753,455	—	121,549,733
Total	$27,796,278	$29,287,551	$93,753,455	$3,128,837	$153,966,121
Net change in unrealized gain/(loss) related to securities still held as of April 30, 2015					$(3,765,786)
42

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Third Avenue Focused Credit Fund

					Preferred and
					Convertible		Private
	Corporate		Common Stocks		Preferred		Equities
	Bonds & Notes	Term Loans	and Warrants		Stocks		and Claims		Total
Balance as of 10/31/14 (fair value)
Automotive	$—	$—	$—		$—		$10,625,000	(c)	$10,625,000
Chemicals	—	57,938,000	71,883,570		—		—		129,821,570
Consumer Products	61,765,296	—	—		—		4,354,901	(c)	66,120,197
Energy	22,979,360 *	40,703,101	21,193,777	*	3,120,358	(a)	1,043,306	(c)	89,039,902
Financials	—	2,147,439	—		21,642,730	(a)	—		23,790,169
Food & Beverage	—	—	—		—		9,431,221	*(d)	9,431,221
Gaming & Entertainment	—	19,600,000	—		—		—		19,600,000
Healthcare	—	21,296,632	—		—		—		21,296,632
Media/Cable	— *	—	—		—		—		—
Metals & Mining	41,652,303	—	—		—		—		41,652,303
Services	—	—	1,005,503		—		—		1,005,503
Technology	4,358,290	—	—		—		—		4,358,290
Transportation Services	—	—	4,533,288		15,623,470	(b)	—		20,156,758
Utilities	—	70,353,585	—		—		—		70,353,585
Transfer in/out of Level 3^
Chemicals	65,009,764	—	(71,883,570)		—		—		(6,873,806)
Energy	(12,312,500)	—	—		—		—		(12,312,500)
Purchases
Chemicals	—	7,960,860	—		—		9,965,778	(c)	17,926,638
Energy	— †	13,418,141	26,615,862	†	—		—		40,034,003
Manufacturing	53,435,000	17,444,431	1,737,318	†	—		—		72,616,749
Metals & Mining	—	8,003,852	—		—		—		8,003,852
Services	—	31,545,293	—		—		—		31,545,293
Utilities	—	24,866,895	—		—		—		24,866,895
Sales
Chemicals	(49,798,789)	(57,872,500)	—		—		—		(107,671,289)
Consumer Products	(5,236,445)	—	—		—		—		(5,236,445)
Energy	(6,966,860)	(37,975,176)	—		—		—		(44,942,036)
Metals & Mining	—	(2,306,491)	—		—		—		(2,306,491)
Utilities	—	(77,308,654)	—		—		—		(77,308,654)
Bond discount/(premium)
Chemicals	(115,161)	(208,894)	—		—		—		(324,055)
Consumer Products	859,251	—	—		—		—		859,251
Energy	228	399,999	—		—		—		400,227
Gaming & Entertainment	—	24,205	—		—		—		24,205
Healthcare	—	136,023	—		—		—		136,023
Manufacturing	—	83,296	—		—		—		83,296
Metals & Mining	779,571	—	—		—		—		779,571
Utilities	—	1,383	—		—		—		1,383
43

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Third Avenue Focused Credit Fund (continued)

				Preferred and
				Convertible		Private
	Corporate		Common Stocks	Preferred		Equities
	Bonds & Notes	Term Loans	and Warrants	Stocks		and Claims		Total
Payment-in-kind
Chemicals	$—	$234,712	$—	$—		$—		$234,712
Consumer Products	5,891,981	—	—	—		—		5,891,981
Energy	310,000	485,519	—	—		—		795,519
Financials	—	91,202	—	—		—		91,202
Healthcare	—	112,261	—	—		—		112,261
Manufacturing	—	146,451	—	—		—		146,451
Metals & Mining	—	25,346	—	—		—		25,346
Return of capital
Food & Beverage	—	—	—	—		(273,962	)(d)	(273,962)
Net change in unrealized gain/(loss)
Automotive	—	—	—	—		625,000	(c)	625,000
Chemicals	5,215,295	(825,777)	—	—		—		4,389,518
Consumer Products	(11,428,061)	—	—	—		(402,227	)(c)	(11,830,288)
Energy	(2,376,754)	(123,393)	(1,187,474)	—		—		(3,687,621)
Financials	—	(225,473)	—	(2,996,187	)(a)	—		(3,221,660)
Food & Beverage	—	—	—	—		(2,682,390	)(d)	(2,682,390)
Gaming & Entertainment	—	75,795	—	—		—		75,795
Healthcare	—	755,422	—	—		—		755,422
Manufacturing	—	466,189	—	—		—		466,189
Metals & Mining	(15,275,905)	(556,697)	—	—		—		(15,832,602)
Services	—	—	(402,940)	—		—		(402,940)
Transportation Services	—	—	(765,360)	(2,588,192	)(b)	—		(3,353,552)
Utilities	—	(4,670,339)	—	—		—		(4,670,339)
Net realized gain/(loss)
Chemicals	(20,311,109)	1,542,811	—	—		—		(18,768,298)
Consumer Products	(107,281)	—	—	—		—		(107,281)
Energy	39,176	(2,483,257)	—	—		—		(2,444,081)
Utilities	—	6,757,130	—	—		—		6,757,130
Balance as of 4/30/15 (fair value)
Automotive	—	—	—	—		11,250,000	(c)	11,250,000
Chemicals	— *	8,769,212	—	—		9,965,778	(c)	18,734,990
Consumer Products	51,744,741	—	—	—		3,952,674	(c)	55,697,415
Energy	1,672,650 *	14,424,934	46,622,165 *	3,120,358	(a)	1,043,306	(c)	66,883,413
Financials	—	2,013,168	—	18,646,543	(a)	—		20,659,711
Food & Beverage	—	—	—	—		6,474,869	*(d)	6,474,869
Gaming & Entertainment	—	19,700,000	—	—		—		19,700,000
Healthcare	—	22,300,338	—	—		—		22,300,338
Manufacturing	53,435,000	18,140,367	1,737,318 *	—		—		73,312,685
Media/Cable	— *	—	—	—		—		—
Metals & Mining	27,155,969	5,166,010	—	—		—		32,321,979
Services	—	31,545,293	602,563	—		—		32,147,856
Technology	4,358,290	—	—	—		—		4,358,290
Transportation Services	—	—	3,767,928	13,035,278	(b)	—		16,803,206
Utilities	—	20,000,000	—	—		—		20,000,000
Total	$138,366,650	$142,059,322	$52,729,974	$34,802,179		$32,686,627		$400,644,752
Net change in unrealized gain/(loss) related to securities still held as of April 30, 2015								$(33,850,105)

^	Transfers in/out of level 3 are recorded utilizing values as of the beginning of the period. The transfers are due to increase/decrease in trading activities at period end.
*	Includes investments fair valued at zero.
†	Includes investments acquired through corporate actions with zero cost.
(a)	Preferred Stocks
(b)	Convertible Preferred Stocks
(c)	Private Equities
(d)	Claims
44

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
(amounts in thousands)
				Range
	Fair Value at			(Weighted
Third Avenue Value Fund	4/30/15	Valuation Technique(s)	Unobservable Inputs(s)	Average)
Corporate Bonds	$16,573	Book Value	Restructuring value	$74.82
Other (b)	353
	$16,926
				Range
	Fair Value at			(Weighted
Third Avenue Real Estate Value Fund	4/30/15	Valuation Technique(s)	Unobservable Inputs(s)	Average)
Private Equities	$93,753	Broker Quote	#	$3.25
Preferred Stocks	29,288	Broker Quote	#	$154.39
Common Stocks	27,796	Option Pricing Model (a)	Share volatility	0.61%(N/A)
Term Loans	3,129	Book Value	Restructuring value	$112.28-$112.29
	$153,966
				Range
	Fair Value at			(Weighted
Third Avenue Focused Credit Fund	4/30/15	Valuation Technique(s)	Unobservable Inputs(s)	Average)
Corporate Bonds	$83,259	Broker Quote	#	$15.50-$106.11
Term Loans	74,893	Book Value	Restructuring value	1.0x (1.0x)
Term Loans	62,000	Broker Quote	#	$98.50-$100.00
Corporate Bonds	53,435	Book Value	Restructuring value	1.0x (1.0x)
Common Stocks	28,399	Broker Quote	#	$7.50
Preferred Stocks	18,647	Broker Quote	#	$154.39
Common Stocks	15,567	Book Value	Restructuring value	$82.55-$99,854.00
Private Equities	15,203	Broker Quote	#	$0.00*-$1.13
Convertible Preferred Stocks	13,035	Broker Quote	#	$799.97-$1,100.05
Private Equities	11,009	Book Value	Restructuring value	$52.96-$343.00
Claims	6,475	Broker Quote	#	$3.37
Other (b)	18,723
	$400,645

#	Valuation techniques and significant unobservable inputs used by third-party pricing vendors or brokers, which are described in Note 1, were not provided to the Adviser. The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account premiums and discounts, as applicable, when pricing the investments.
(b)	Includes securities less than 0.50% within each respective Fund.
*	Amount less than $0.01.
The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations are shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

45

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the six months ended April 30, 2015, the total in-kind payments with respect to PIK securities that were received by the Third Avenue Value Fund and the Third Avenue Focused Credit Fund in the amounts of $645,152 or 4.14% of total investment income and $26,618,396 or 21.08% of total investment income, respectively, are shown as a separate line item on the Statement of Operations.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are generally considered to be restricted, as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2015.

Forward foreign exchange contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the six months ended April 30, 2015, Third Avenue Real Estate Value Fund and Third Avenue Focused Credit Fund used forward foreign currency contracts for hedging against foreign currency risks.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments or foreign currency transactions.

46

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options or foreign currency. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the six months ended April 30, 2015, Third Avenue Real Estate Value Fund used purchased options on foreign currency for hedging purposes and/or to protect against losses in foreign currencies.

During the six months ended April 30, 2015, Third Avenue Value Fund used written put options on equities to gain long exposure to the underlying instruments and enhance the yield of the Fund. Third Avenue Real Estate Value Fund used written call options on foreign currency for hedging purposes and written put options on equities to gain long exposure to the underlying instruments. As of April 30, 2015, the Third Avenue Value Fund and Third Avenue Real Estate Value Fund no longer held any written put options on equities.

Summary of derivatives information:

The following tables present the value of derivatives held as of April 30, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Third Avenue Real Estate Value Fund

Derivative Contract	Statement of Assets and Liabilities Location	Options	Forward Foreign Currency Contracts
Assets:
Foreign currency contracts	Purchased foreign currency options	$21,892	$—
Liabilities:
Foreign currency contracts	Written foreign currency options at value	$(551,676)	$—
Foreign currency contracts	Unrealized depreciation for forward foreign currency contracts	—	(5,739,307)
Total		$(551,676)	$(5,739,307)

Third Avenue Focused Credit Fund

Derivative Contract	Statement of Assets and Liabilities Location		Forward Foreign Currency Contracts
Assets:
Foreign currency contracts	Unrealized appreciation for forward foreign currency contracts		$26,547
Liabilities:
Foreign currency contracts	Unrealized depreciation for forward foreign currency contracts		$(4,261,530)
47

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

The following tables present the effect of derivatives on the Statement of Operations during the six months ended April 30, 2015, by primary risk exposure:

Third Avenue Value Fund

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Written
Derivative Contract	Options
Equity contracts	$315,500	(a)

Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Written
Derivative Contract	Options
Equity contracts	$(109,500	)(b)

Third Avenue Real Estate Value Fund

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivative Contract	Purchased Options		Written Options		Forward Foreign Currency Contracts		Total
Equity contracts	$—		$1,892,007	(a)	$—		$1,892,007
Foreign currency contracts	5,558,564	(c)	2,895,536	(c)	36,778,518	(c)	45,232,618
Total	$5,558,564		$4,787,543		$36,778,518		$47,124,625

Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivative Contract	Purchased Options		Written Options		Forward Foreign Currency Contracts		Total
Equity contracts	$—		$(1,726,607	)(b)	$—		$(1,726,607)
Foreign currency contracts	(1,853,711	)(d)	(495,646	)(d)	(7,943,125	)(d)	(10,292,482)
Total	$(1,853,711)		$(2,222,253)		$(7,943,125)		$(12,019,089)

Third Avenue Focused Credit Fund

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Forward Foreign
Derivative Contract	Currency Contracts
Foreign currency contracts	$31,183,618	(c)

Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Forward Foreign
Derivative Contract	Currency Contracts
Foreign currency contracts	$(6,369,751	)(d)

(a)	Included in “Net realized gain on written equity options”.
(b)	Included in “Net change in unrealized depreciation on written equity options”.
(c)	Included in “Net realized gain/(loss) on foreign currency transactions”.
(d)	Included in “Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency”.
48

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Derivatives volume:

The tables below disclose the volume of the Funds’ forward foreign currency contracts and options activities during the six months ended April 30, 2015 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the tables in the Summary of derivatives information for derivative-related gains and losses associated with volume activity (measured at each month-end).

	Third Avenue Value Fund	Third Avenue Real Estate Value Fund		Third Avenue Focused Credit Fund
Exchange Traded Options:
Average Ending Value Written	29,429	23,629		—
Foreign Currency Options:
Average Notional Balance Purchased	—	89,528,571	AUD	—
Average Notional Balance Written	—	89,528,571	AUD	—
Forward Foreign Currency Contracts:
Average Settlement Value Purchased	—	—		1,357,155
Average Settlement Value Sold	—	308,126,807		213,675,697
AUD: Australian Dollar

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on sales of securities, respectively are determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Income tax information:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and each Fund intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Funds are subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each Fund’s average net assets relative to the total average net assets of the Trust. Certain expenses are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the Funds’ average net assets relative to the total average net assets of the Funds and Third Avenue Variable Series Trust.

Share class accounting:

Investment income, common expenses and realized/unrealized gains/(losses) on investments are allocated to the two classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

49

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer and the Associate Director of Compliance, to whom the Trust paid $231,656 for the six months ended April 30, 2015. The Trust does pay, together with Third Avenue Variable Series Trust, Trustees a fee of $5,000 for each meeting of the Board that each Trustee attends, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Variable Series Trust, also pays each independent Trustee an annual retainer of $65,000 (the lead independent Trustee receives an additional retainer of $12,000). The Trustees on the Audit Committee each receive $2,000 for each audit committee meeting and the audit committee chairman receives an annual retainer of $6,000.

2. INVESTMENTS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940 as ownership of 5% or more of the outstanding voting securities of these issuers) for the six months ended April 30, 2015 were as follows:

	Purchases	Sales
Third Avenue Value Fund:
Affiliated	$—	$17,663,259
Unaffiliated	189,621,432	432,617,381
Third Avenue Small-Cap Value Fund:
Unaffiliated	49,117,243	141,198,488
Third Avenue Real Estate Value Fund:
Unaffiliated	307,601,038	227,425,332
Third Avenue International Value Fund:
Affiliated	—	652,385
Unaffiliated	31,146,452	107,549,635
Third Avenue Focused Credit Fund:
Unaffiliated	423,801,547	892,019,590

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of April 30, 2015:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund	Focused Credit Fund
Gross unrealized appreciation	$413,808,109	$126,105,414	$745,451,693	$46,650,291	$116,312,700
Gross unrealized depreciation	(149,635,112)	(14,768,916)	(48,018,399)	(51,629,865)	(615,310,967)
Net unrealized appreciation/(depreciation)	$264,172,997	$111,336,498	$697,433,294	$(4,979,574)	$(498,998,267)
Aggregate book cost	$1,619,025,324	$335,080,299	$2,737,088,554	$268,536,603	$2,813,737,090

Written options transactions during the period are summarized as follows:

Third Avenue Value Fund

	Equity Options Written
	Number of Contracts	Premiums Received
Options outstanding at October 31, 2014	2,000	$315,500
Options expired	(2,000)	(315,500)
Options outstanding at April 30, 2015	—	$—
50

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Third Avenue Real Estate Value Fund

	Currency Options Written		Equity Options Written
	Notional Amount ‡	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at October 31, 2014	81,000,000	$634,536	14,000	$1,892,007
Options written	274,700,000	2,536,000	—	—
Options expired	(264,000,000)	(2,895,536)	(14,000)	(1,892,007)
Options outstanding at April 30, 2015	91,700,000	$275,000	—	$—

‡	In Australian Dollars

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Fund	Annual Management Fee
Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%
Third Avenue International Value Fund	1.25%
Third Avenue Focused Credit Fund	0.75%

Additionally, the Adviser pays certain expenses on behalf of the Funds which are partially reimbursed by the Funds, including service fees due to third parties, the compensation expense for the Funds’ Chief Compliance Officer and the Associate Director of Compliance and other miscellaneous expenses. At April 30, 2015, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund had amounts payable to the Adviser of $175,510, $54,390, $507,743, $38,081 and $216,462, respectively, for reimbursement of expenses paid by the Adviser.

Until March 1, 2016 (subject to renewal), whenever each Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. The expense limitations for each Fund are disclosed in its corresponding Financial Highlights. Below are the corresponding contingent liabilities to the Adviser in effect as of April 30, 2015:

		October 31, 2012	Expenses Waived through Fiscal Periods ending October 31, 2013	October 31, 2014	April 30, 2015

		Subject to Repayment until October 31,
Fund	Expiration Date	2015	2016	2017	2018
Third Avenue International Value Fund	2/28/2016	$384,146	$383,912	$517,819	$354,115

The waived fees and reimbursed expenses may be paid to the Adviser during the following three-year period after the end of the fiscal year in which an expense is waived or reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause a Fund to exceed the expense limitations.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. Each Fund pays the Adviser a fee calculated at an annual rate of 0.0055% of the average daily net assets of each respective Fund for such services. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $202,020.

51

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statements of Operations. For the six months ended April 30, 2015, such fees amounted to $993,716 for Third Avenue Value Fund, $251,056 for Third Avenue Small-Cap Value Fund, $1,961,436 for Third Avenue Real Estate Value Fund, $194,063 for Third Avenue International Value Fund and $743,836 for Third Avenue Focused Credit Fund.

The Funds have an expense offset arrangement in connection with their custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. The following amounts are the reduction of expenses due to this arrangement for the six months ended April 30, 2015. These amounts are reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statements of Operations.

Fund	Custody Credit
Third Avenue Value Fund	$23,818
Third Avenue Small-Cap Value Fund	2,076
Third Avenue Real Estate Value Fund	82,080
Third Avenue International Value Fund	2,732
Third Avenue Focused Credit Fund	37,445

4. LINE OF CREDIT

Each Fund and Third Avenue Variable Series Trust are participants in a single committed, unsecured $100,000,000 line of credit with The Bank of Nova Scotia, to be used only for temporary or emergency purposes. The interest on the loan is calculated at a variable rate based on the LIBOR, Federal Funds or Prime Rates. A commitment fee of 0.25% per annum of the available line of credit is charged, of which each participating Fund and Third Avenue Variable Series Trust pays its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears and is included in “Miscellaneous” expenses in the Statement of Operations. Because all of the Funds in Third Avenue Trust and Third Avenue Variable Series Trust participate, there is no assurance that an individual Fund will have access to all or any part of the $100,000,000 at any particular time. During the six months ended April 30, 2015, there were no loans outstanding under the line of credit.

5. RELATED PARTY TRANSACTIONS

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the six months ended April 30, 2015 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares/ Principal Amount Held at Oct. 31, 2014	Gross Purchases and Additions		Gross Sales and Reductions	Shares/ Principal Amount Held at Apr. 30, 2015	Value at Apr. 30, 2015	Investment Income Nov. 1, 2014 - Apr. 30, 2015
Cavco Industries, Inc.	1,566,626	—		143,901	1,422,725	$93,288,078	$—
Home Products International, Inc.	526,368	—		—	526,368	—	—
Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17	21,505,076	645,152	[1]	—	22,150,228	16,572,801	645,152	[1]
Lai Sun Garment International, Ltd.	151,543,880	—		46,824,000	104,719,880	17,699,782	214,739
Manifold Capital LLC	37	—		—	37	285,000	—
Tejon Ranch Co.	1,221,894	—		—	1,221,894	30,180,782	—
Tejon Ranch Co., Warrants, expire 8/31/16	200,255	—		—	200,255	117,820	—
Total Affiliates						$158,144,263	$859,891

[1]	Payment-in-kind interest.
52

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares/Units Principal Amount Held at Oct. 31, 2014	Gross Purchases and Additions	Gross Sales and Reductions	Shares/Units Held at Apr. 30, 2015	Value at Apr. 30, 2015	Investment Income Nov. 1, 2014 - Apr. 30, 2015
Newhall Holding Co. LLC, Class A Units	28,847,217	—	—	28,847,217	$93,753,455	$—
Starwood Waypoint Residential Trust	2,515,510	—	—	2,515,510	64,749,227	—
Total Affiliates					$158,502,682	$—

Third Avenue International Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2014	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Apr. 30, 2015	Value at Apr. 30, 2015	Investment Income Nov. 1, 2014 - Apr. 30, 2015
GP Investments, Ltd. BDR*	6,054,307	—	1,979,181	4,075,126	$7,682,410	$—
Rubicon, Ltd.	57,024,696	—	228,138	56,796,558	14,088,706	—
Tenon, Ltd.	10,350,426	—	400,149	9,950,277	15,189,060	—
Total Affiliates					$36,960,176	$—

BDR: Brazilian Depositary Receipt
*	As of April 30, 2015, no longer an affiliate.

Third Avenue Focused Credit Fund

Name of Issuer:	Shares/ Principal Amount Held at Oct. 31, 2014	Gross Purchases and Additions		Gross Sales and Reductions	Shares/ Principal Amount Held at Apr. 30, 2015	Value at Apr. 30, 2015	Investment Income Nov. 1, 2014 - Apr. 30, 2015
Global Geophysical Services, Inc.**	—	3,786,564	[1]	—	3,786,564	$28,399,230	$—
Global Geophysical Services, Inc., Escrow, due 5/1/17**	—	45,925,000	[1]	—	45,925,000	—	—
Global Geophysical Services, Inc., Escrow, due 5/1/17**	—	15,599,000	[1]	—	15,599,000	—	—
Global Geophysical Services, Inc., Term Loan B, 15.500% Cash or Payment-in-kind Interest, due 8/9/17**	—	14,424,934	[2]	—	14,424,934	14,424,934	485,519	[3]
Global Geophysical Services, Inc., Warrants**	—	262,913	[1]	—	262,913	—	—
Liberty Tire Recycling LLC**	—	2,802,126	[1]	—	2,802,126	1,737,318	—
Liberty Tire Recycling LLC, Warrants, expire 12/12/19**	—	42,750	[1]	—	42,750	—	—
Liberty Tire Recycling LLC, Term Loan, 6.330% Cash or 7.000% Payment-in-kind Interest, due 4/1/16**	—	18,140,367	[2]	—	18,140,367	18,140,367	146,451	[3]
Liberty Tire Recycling LLC, 2nd Lien, 11.000% Cash or Payment-in-kind Interest, due 3/31/21**	—	53,435,000	[1]	—	53,435,000	53,435,000	913,531
Phosphate Holdings, Inc.	478,500	—		—	478,500	47,372	—
Radio One, Inc., Class D	2,311,360	—		—	2,311,360	8,251,555	—
Spanish Broadcasting System, Inc., Class A	681,637	—		—	681,637	4,226,149	—
Total Affiliates						$128,661,925	$1,545,501

[1]	Share increase due to corporate action.
[2]	Share increase due to corporate action and payment-in-kind interest.
[3]	Payment-in-kind interest.
**	As of October 31, 2014, not an affiliate.

Certain employees of the Adviser serve as members of the board of directors of companies in which the Funds have investments. As a result of such service, for the six months ended April 30, 2015, the Funds received the following board member fees from these companies that board members employed by the Adviser agreed to have paid directly to the benefit of the Funds. These fees are included in “Other Income” on the accompanying Statements of Operations.

Fund	Fees
Third Avenue Value Fund	$45,140
Third Avenue Real Estate Value Fund	9,194
53

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

6. DISTRIBUTION EXPENSES

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class (“TVFVX”), Third Avenue Small-Cap Value Fund Investor Class (“TVSVX”), Third Avenue Real Estate Value Fund Investor Class (“TVRVX”), Third Avenue International Value Fund Investor Class (“TVIVX”), and Third Avenue Focused Credit Fund Investor Class (“TFCVX”), each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority (“FINRA”) rules impose a ceiling on the cumulative distribution fees paid.

For the six months ended April 30, 2015, distribution expenses were as follows:

Fund	Distribution Fees
Third Avenue Value Fund	$42,071
Third Avenue Small-Cap Value Fund	12,654
Third Avenue Real Estate Value Fund	500,967
Third Avenue International Value Fund	11,283
Third Avenue Focused Credit Fund	952,753

7. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund:

	For the Six Months Ended		For the Year Ended
	April 30, 2015		October 31, 2014
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	61,411	$3,529,419	128,958	$7,522,597
Shares issued upon reinvestment of dividends and distributions	30,896	1,758,912	19,744	1,110,369
Shares redeemed*	(59,672)	(3,412,075)	(216,421)	(12,890,194)
Net increase/(decrease)	32,635	$1,876,256	(67,719)	$(4,257,228)

	For the Six Months Ended		For the Year Ended
	April 30, 2015		October 31, 2014
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	358,033	$20,416,945	1,394,237	$81,320,497
Shares issued upon reinvestment of dividends and distributions	1,898,244	108,086,010	1,404,457	79,028,753
Shares redeemed*	(4,727,712)	(271,713,578)	(11,933,084)	(703,200,517)
Net decrease	(2,471,435)	$(143,210,623)	(9,134,390)	$(542,851,267)

Third Avenue Small-Cap Value Fund:

	For the Six Months Ended		For the Year Ended
	April 30, 2015		October 31, 2014
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	72,721	$1,800,277	97,022	$2,676,320
Shares issued upon reinvestment of dividends and distributions	88,642	2,021,921	27,798	749,981
Shares redeemed*	(73,629)	(1,758,671)	(200,461)	(5,455,727)
Net increase/(decrease)	87,734	$2,063,527	(75,641)	$(2,029,426)
54

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Third Avenue Small-Cap Value Fund (continued)

	For the Six Months Ended		For the Year Ended
	April 30, 2015		October 31, 2014
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	262,002	$6,198,436	665,083	$18,260,584
Shares issued upon reinvestment of dividends and distributions	4,170,137	95,537,833	1,498,269	40,453,273
Shares redeemed*	(3,776,944)	(89,660,289)	(7,835,804)	(215,396,119)
Net increase/(decrease)	655,195	$12,075,980	(5,672,452)	$(156,682,262)

Third Avenue Real Estate Value Fund:

	For the Six Months Ended		For the Year Ended
	April 30, 2015		October 31, 2014
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	3,236,066	$104,059,016	9,071,471	$271,817,715
Shares issued upon reinvestment of dividends and distributions	390,789	12,259,047	140,095	3,963,299
Shares redeemed*	(1,730,899)	(55,676,608)	(2,597,093)	(79,984,262)
Net increase	1,895,956	$60,641,455	6,614,473	$195,796,752

	For the Six Months Ended		For the Year Ended
	April 30, 2015		October 31, 2014
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	13,909,480	$448,178,629	30,409,505	$934,896,558
Shares issued upon reinvestment of dividends and distributions	2,983,065	94,026,226	1,608,740	45,704,316
Shares redeemed*	(11,907,148)	(384,874,925)	(10,577,919)	(322,617,599)
Net increase	4,985,397	$157,329,930	21,440,326	$657,983,275

Third Avenue International Value Fund:

	For the Six Months Ended		For the Year Ended
	April 30, 2015		October 31, 2014
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	47,958	$790,561	308,783	$6,102,443
Shares issued upon reinvestment of dividends and distributions	40,798	681,324	19,726	389,379
Shares redeemed*	(343,437)	(5,749,263)	(1,384,742)	(27,293,669)
Net decrease	(254,681)	$(4,277,378)	(1,056,233)	$(20,801,847)

	For the Six Months Ended		For the Year Ended
	April 30, 2015		October 31, 2014
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	369,158	$6,141,566	2,308,070	$45,751,820
Shares issued upon reinvestment of dividends and distributions	1,227,087	20,443,272	730,534	14,428,040
Shares redeemed*	(5,647,407)	(94,592,139)	(44,920,114)	(872,331,104)
Net decrease	(4,051,162)	$(68,007,301)	(41,881,510)	$(812,151,244)
55

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Third Avenue Focused Credit Fund:

	For the Six Months Ended		For the Year Ended
	April 30, 2015		October 31, 2014
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	13,766,341	$132,219,484	84,897,396	$986,124,742
Shares issued upon reinvestment of dividends and distributions	3,949,219	38,586,569	6,954,244	80,285,714
Shares redeemed*	(30,336,428)	(295,036,818)	(72,968,925)	(860,699,914)
Net increase/(decrease)	(12,620,868)	$(124,230,765)	18,882,715	$205,710,542

	For the Six Months Ended		For the Year Ended
	April 30, 2015		October 31, 2014
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	56,645,303	$546,610,945	140,734,447	$1,653,016,104
Shares issued upon reinvestment of dividends and distributions	7,656,053	74,551,311	7,400,932	84,797,094
Shares redeemed*	(69,634,702)	(683,292,552)	(46,620,041)	(539,102,312)
Net increase/(decrease)	(5,333,346)	$(62,130,296)	101,515,338	$1,198,710,886

*	Redemption fees are netted with redemption amounts.

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund, and Third Avenue Focused Credit Fund charge a redemption fee of 1%, 1%, 1%, 2%, and 2%, respectively, for shares redeemed or exchanged for shares of another Fund within 60 days or less of the purchase date.

8. COMMITMENTS AND CONTINGENCIES

At April 30, 2015, Third Avenue Focused Credit Fund had the following commitments and contingencies.

		Amount of	Funded	Value of
Issuer	Type	Commitment	Commitment	Segregated Securities
Allied Nevada Gold Corp.	Debtor-In-Possession Loan	$12,700,334	$5,722,707	$6,977,627

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Third Avenue Focused Credit Fund is a plaintiff in two separate litigations each pertaining to counterparties not performing their contractual obligations. The Fund is seeking damages from both counterparties.

Third Avenue Focused Credit Fund is a defendant in an action initiated by the issuer of bonds currently held by the Fund pertaining to the validity of a notice of default sent to the issuer. The Fund expects the risk of any loss from this action to be remote.

9. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

High yield debt:

The Funds may invest in high yield, lower grade debt (sometimes referred to as “junk bonds”). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

56

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

Claims:

An investment in claims is speculative and carries a high degree of risk. Claims are illiquid instruments which generally do not pay interest. Claims may also be allowed or disallowed in whole or part. If allowed, they may be settled by a pro-rata distribution of the assets of the estate. The markets in claims are not regulated by federal securities laws or the SEC. Because claims are unsecured, holders of claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

Credit and interest rate risk:

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Market risk:

Prices of securities (and stocks in particular) have historically fluctuated. The value of the Funds will similarly fluctuate and you could lose money.

Counterparty risk:

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

At April 30, 2015, the Funds had counterparty concentration of credit risk primarily with Goldman Sachs International, JPMorgan Chase Bank, N.A., Macquarie Bank Ltd. and Morgan Stanley Capital Services LLC.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

57

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Third Avenue Real Estate Value Fund

At April 30, 2015, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$21,892	$551,676
Forward Foreign Currency Contracts	—	5,739,307
Total derivative assets and liabilities in the Statement of Assets and Liabilities	21,892	6,290,983
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to a MNA	$21,892	$6,290,983

The following tables present the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2015:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets
Goldman Sachs International	$21,850	$(21,850)	$—	$—	$—
Macquarie Bank Ltd.	42	(42)	—	—	—
Morgan Stanley Capital Services LLC	—	—	—	—	—
	$21,892	$(21,892)	$—	$—	$—

[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

The following tables present the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of April 30, 2015:

Counterparty	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Goldman Sachs International	$3,339,513	$(21,850)	$—	$(2,280,000)	$1,037,663
Macquarie Bank Ltd.	42,729	(42)	—	—	42,687
Morgan Stanley Capital Services LLC	2,908,741	—	—	(2,740,000)	168,741
	$6,290,983	$(21,892)	$—	$(5,020,000)	$1,249,091

[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.
[3]	Net amount represents the net amount payable to the counterparty in the event of default.

Third Avenue Focused Credit Fund

At April 30, 2015, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward Foreign Currency Contracts	$26,547	$4,261,530
Total derivative assets and liabilities in the Statement of Assets and Liabilities	26,547	4,261,530
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to a MNA	$26,547	$4,261,530
58

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

The following tables present the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2015:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets
Goldman Sachs International	$26,547	$(26,547)	$—	$—	$—
JPMorgan Chase Bank N.A.	—	—	—	—	—
Macquarie Bank Ltd.	—	—	—	—	—
	$26,547	$(26,547)	$—	$—	$—

[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

The following tables present the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of April 30, 2015:

Counterparty	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Goldman Sachs International	$1,815,538	$(26,547)	$—	$(490,000)	$1,298,991
JPMorgan Chase Bank N.A.	1,946,474	—	—	—	1,946,474
Macquarie Bank Ltd.	499,518	—	—	(470,000)	29,518
	$4,261,530	$(26,547)	$—	$(960,000)	$3,274,983

[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.
[3]	Net amount represents the net amount payable to the counterparty in the event of default.

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration:

The Funds’ cash balances are held at a major regional U.S. bank. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:

The Fund enters into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Focused investing:

The Funds hold relatively concentrated portfolios that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments. Additionally, the Funds may encounter some difficulty in liquidating securities of concentrated positions.

Liquidity risk:

The Funds hold investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk which may be difficult to sell at certain periods of time. The Funds may not be able to dispose of such securities at the value the Fund places on them. At April 30, 2015, the percentages of total net assets of such securities in each Fund as determined by the Adviser are: Third Avenue Value Fund, 0.85%; Third Avenue Small-Cap Value Fund, 2.59%; Third Avenue Real Estate Value Fund, 3.73%; Third Avenue International Value Fund, 10.82%; Third Avenue Focused Credit Fund, 12.22%.

10. FEDERAL INCOME TAXES

The difference between book and tax basis total unrealized appreciation/(depreciation) is primarily attributable to deferred losses on wash sales, mark-to-market treatment of investments in certain passive foreign investment companies, investments in REITs and partnerships, differences in the treatment of amortization of discount on certain debt instruments, and other timing differences. Other cost basis adjustments are primarily attributable to unrealized appreciation/(depreciation) on certain derivatives and items related to other miscellaneous investments.

59

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (“post-enactment year”) to be carried forward for an unlimited period to the extent not utilized. However, any capital loss carryforward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carryforward from a pre-enactment year can be used. This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses.

As of October 31, 2014, Third Avenue International Value Fund has a capital loss carryforward which should be available to offset certain capital gains generated in future years as follows:

Capital Losses incurred
in a pre-enactment year	Short-Term	Long-Term
Expiration Date
10/31/2018	$11,954,748	$—
Capital Losses incurred in a post-enactment year
No Expiration Date	—	—
Total	$11,954,748	$—

No distributions of capital gains are expected to be paid to shareholders of the Third Avenue International Value Fund until either net capital gains in excess of such carryforward is recognized or such carryforward expires. It is uncertain whether the Fund will be able to realize the full benefit of pre-enactment year capital loss carryforward prior to its expiration date.

11. SUBSEQUENT EVENTS

The Adviser has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no events requiring recognition or disclosure in the Funds’ financial statements.

60

Third Avenue Trust

Schedule of Shareholder Expenses

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2014, and held for the six month period ended April 30, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period November 1, 2014 to April 30, 2015*	Annualized Expense Ratio
Third Avenue Value Fund
Investor Class
Actual	$1,000.00	$1,037.40	$6.82	1.35%
Hypothetical	$1,000.00	$1,018.10	$6.76	1.35%
Institutional Class
Actual	$1,000.00	$1,038.90	$5.56	1.10%
Hypothetical	$1,000.00	$1,019.34	$5.51	1.10%
Third Avenue Small-Cap Value Fund
Investor Class
Actual	$1,000.00	$1,043.40	$7.09	1.40%
Hypothetical	$1,000.00	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000.00	$1,044.50	$5.83	1.15%
Hypothetical	$1,000.00	$1,019.09	$5.76	1.15%
Third Avenue Real Estate Value Fund
Investor Class
Actual	$1,000.00	$1,051.80	$6.82	1.34%
Hypothetical	$1,000.00	$1,018.15	$6.71	1.34%
Institutional Class
Actual	$1,000.00	$1,053.10	$5.55	1.09%
Hypothetical	$1,000.00	$1,019.39	$5.46	1.09%
Third Avenue International Value Fund
Investor Class
Actual	$1,000.00	$1,050.20	$8.39	1.65%
Hypothetical	$1,000.00	$1,016.61	$8.25	1.65%
Institutional Class
Actual	$1,000.00	$1,052.00	$7.12	1.40%
Hypothetical	$1,000.00	$1,017.85	$7.00	1.40%
Third Avenue Focused Credit Fund
Investor Class
Actual	$1,000.00	$931.80	$5.56	1.16%
Hypothetical	$1,000.00	$1,019.04	$5.81	1.16%
Institutional Class
Actual	$1,000.00	$931.90	$4.36	0.91%
Hypothetical	$1,000.00	$1,020.28	$4.56	0.91%

*	Expenses (net of fee waivers and expense offset arrangement) are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year (181) divided by 365.
61

BOARD OF TRUSTEES

David M. Barse	Patrick Reinkemeyer
William E. Chapman, II	Martin Shubik
Lucinda Franks	Charles C. Walden
Edward J. Kaier	Martin J. Whitman
Eric Rakowski

OFFICERS

Martin J. Whitman — Chairman of the Board

David M. Barse — President, Chief Executive Officer

Vincent J. Dugan — Chief Financial Officer, Treasurer

Michael A. Buono — Controller

W. James Hall — General Counsel, Secretary

Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 9802

Providence, RI 02940-8002

610-239-4600

800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

622 Third Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.

14201 Dallas Parkway, 2nd Floor

Dallas, TX 75254

ABOUT THIRD AVENUE MANAGEMENT

Third Avenue Management LLC is a New York-based global asset manager that has adhered to a proven value investment philosophy since its founding in 1986. Third Avenue’s disciplined approach seeks to maximize long-term, risk-adjusted returns by focusing on corporate financial stability, and price conscious, opportunistic security selection throughout the capital structure.

If you would like further information about Third Avenue Funds, please contact your relationship manager or email clientservice@thirdave.com

622 Third Avenue, 31st floor | New York, New York 10017
www.thirdave.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-CSR is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	June 26, 2015

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	June 26, 2015